PROSPECTUS JUNE 30, 2007

JPMorgan

SmartRetirement

Funds

Class A and Class C Shares

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund*
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund*
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund*
JPMorgan SmartRetirement 2050 Fund*

*	These Funds have not commenced operation as of the date of this prospectus and are not yet available for purchase.

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	6
JPMorgan SmartRetirement 2015 Fund	12
JPMorgan SmartRetirement 2020 Fund	18
JPMorgan SmartRetirement 2025 Fund	24
JPMorgan SmartRetirement 2030 Fund	30
JPMorgan SmartRetirement 2035 Fund	36
JPMorgan SmartRetirement 2040 Fund	42
JPMorgan SmartRetirement 2045 Fund	48
JPMorgan SmartRetirement 2050 Fund	54
More About the Funds	60
Principal Investment Strategies	60
Temporary Defensive Positions	70
Portfolio Turnover	70
How to Do Business with the Funds	71
Purchasing Fund Shares	71
Sales Charges	76
Rule 12b-1 Fees	81
Shareholder Servicing Fees	81
Networking and Sub-Transfer Agency Fees	81
Exchanging Fund Shares	81
Redeeming Fund Shares	82
Shareholder Information	86
Dividend Policies	86
Tax Treatment of Shareholders	86
Shareholder Statements and Reports	87
Availability of Proxy Voting Record	87
Portfolio Holdings Disclosure	88
Management of the Funds	89
The Adviser, Administrator and Distributor	89
Advisory Fees	89
Additional Compensation to Financial Intermediaries	89
The Fund Managers	89
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	91
Financial Highlights	92
Appendix A—Underlying Funds	96
How To Reach Us	Back Cover

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement Income Fund

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) uses an asset allocation strategy designed for investors who are retired or expect to retire soon. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, large cap funds, and REIT funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

The Adviser may adjust the Fund’s target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the Securities and Exchange Commission (“SEC”), the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement Income Fund

CONTINUED

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of real estate companies and real estate investment trusts (REITs). These types of securities are subject to the investment risks facing direct investments in real estate as well as risks that are unique to REITs. REITs may have limited resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

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Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement Income Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	1.52	1.52
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.57	0.57
Total Annual Fund Operating Expenses[4]	2.59	3.09
Fee Waivers and/or Expense Reimbursements[1,5]	(1.60)	(1.60)
Net Expenses[5]	0.99	1.49

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.42% and 0.92%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.02% and 2.52% of the average daily net assets for Class A and C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$621	$252	$152
3 Years	1,144	804	804
5 Years	1,692	1,481	1,481
10 Years	3,183	3,290	3,290

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2010 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the

JPMORGAN SMARTRETIREMENT FUNDS

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2007

value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.12	0.11
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.63	0.63
Total Annual Fund Operating Expenses[4]	1.25	1.74
Fee Waivers and/or Expense Reimbursements[1,5]	(0.19)	(0.18)
Net Expenses[5]	1.06	1.56

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.62% and 1.11% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$627	$259	$159
3 Years	883	530	530
5 Years	1,158	927	927
10 Years	1,941	2,037	2,037

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2015 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.10	0.09
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.68	0.68
Total Annual Fund Operating Expenses[4]	1.28	1.77
Fee Waivers and/or Expense Reimbursements[1,5]	(0.17)	(0.16)
Net Expenses[5]	1.11	1.61

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.60% and 1.09% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$632	$264	$164
3 Years	894	542	542
5 Years	1,175	944	944
10 Years	1,975	2,071	2,071

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2020 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.03	0.03
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.72	0.72
Total Annual Fund Operating Expenses[4]	1.25	1.75
Fee Waivers and/or Expense Reimbursements[1,5]	(0.10)	(0.10)
Net Expenses[5]	1.15	1.65

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.53% and 1.03% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$636	$268	$168
3 Years	891	541	541
5 Years	1,166	940	940
10 Years	1,949	2,054	2,054

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2025 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of smaller companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Class A and Class C Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.07	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.79	0.79
Total Annual Fund Operating Expenses[4]	1.36	1.86
Fee Waivers and/or Expense Reimbursements[1,5]	(0.13)	(0.13)
Net Expenses[5]	1.23	1.73

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	Acquired Fund (Underlying Fund) Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.57% and 1.07% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$644	$276	$176
3 Years	921	572	572

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2030 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.03	0.03
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.83	0.83
Total Annual Fund Operating Expenses[4]	1.36	1.86
Fee Waivers and/or Expense Reimbursements[1,5]	(0.09)	(0.09)
Net Expenses[5]	1.27	1.77

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.53% and 1.03% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$648	$280	$180
3 Years	925	576	576
5 Years	1,222	997	997
10 Years	2,067	2,172	2,172

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2035 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Class A and Class C Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.07	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.85	0.85
Total Annual Fund Operating Expenses[4]	1.42	1.92
Fee Waivers and/or Expense Reimbursements[1,5]	(0.13)	(0.13)
Net Expenses[5]	1.29	1.79

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.57% and 1.07% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$649	$282	$182
3 Years	939	591	591

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2040 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Class A and Class C Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.04	0.03
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.84	0.84
Total Annual Fund Operating Expenses[4]	1.38	1.87
Fee Waivers and/or Expense Reimbursements[1,5]	(0.10)	(0.09)
Net Expenses[5]	1.28	1.78

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.54% and 1.03% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$649	$281	$181
3 Years	930	579	579
5 Years	1,232	1,003	1,003
10 Years	2,087	2,183	2,183

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2045 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Class A and Class C Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.07	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.85	0.85
Total Annual Fund Operating Expenses[4]	1.42	1.92
Fee Waivers and/or Expense Reimbursements[1,5]	(0.13)	(0.13)
Net Expenses[5]	1.29	1.79

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.57% and 1.07% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$649	$282	$182
3 Years	939	591	591

JPMORGAN SMARTRETIREMENT FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2050 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2050 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Class A and Class C Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.25		NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	[3]	1.00
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Funds.”

3	Except for purchases of $1 million or more. Please see “Sales Charges.”

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan
    SmartRetirement 2050 Fund

CONTINUED

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS C
Investment Advisory Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.07	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.85	0.85
Total Annual Fund Operating Expenses[4]	1.42	1.92
Fee Waivers and/or Expense Reimbursements[1,5]	(0.13)	(0.13)
Net Expenses[5]	1.29	1.79

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.57% and 1.07% of the average daily net assets for Class A and Class C Shares, respectively.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS C ASSUMING REDEMPTION AT THE END OF EACH PERIOD	CLASS C ASSUMING NO REDEMPTION
1 Year	$649	$282	$182
3 Years	939	591	591

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM, JPMorgan Investment Advisors Inc. (JPMIA) or Security Capital Research & Management Incorporated (SC-R&M). Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JPMIA is under common control with JPMIM. SC-R&M is a subsidiary of JPMIA. JPMorgan Asset Management Holdings Inc. holds a majority interest in HCM. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The Funds are designed to produce risk-appropriate investment returns by using three major asset classes: stocks, bonds, and cash or cash equivalents. Diversification is primarily achieved by investing in other JPMorgan Funds, but may also be achieved by investing in futures (if permitted) and other securities. A brief description of these underlying JPMorgan Funds can be found in Appendix A. The principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

The JPMorgan SmartRetirement 2010 Fund, the JPMorgan SmartRetirement 2015 Fund, the JPMorgan SmartRetirement 2020 Fund, the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2030 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2040 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund (collectively, the “Age-Based Funds”) are designed for investors who expect to retire near the applicable target retirement date. The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the Investment Company Act).

JPMIM uses a strategic asset allocation strategy for each of the Age-Based Funds that changes over time as a Fund approaches its target retirement date. As a Fund approaches its target retirement date, each Age-Based Fund’s investment objective migrates from seeking total return to current income. It is anticipated that each Fund’s target asset allocation will match that of the JPMorgan SmartRetirement Income Fund within 1 to 5 years of the target retirement date of the Fund. Once an Age-Based Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Age-Based Fund may combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust.

For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among JPMorgan Funds including U.S. large cap equity funds, U.S. mid cap equity funds, U.S. small cap equity funds, REIT funds, international and emerging markets equity funds, U.S. fixed income funds, emerging markets debt funds, high yield fixed income funds, market neutral funds, and money market funds. The JPMorgan Funds in which the JPMorgan SmartRetirement Funds may invest are referred to in this prospectus as the “underlying funds.” For each Age-Based Fund,the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time. For each Fund (other than the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund), the target asset allocation among types of underlying funds as of June 30, 2007 is set forth below. For the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund, the target allocation is estimated through the end of the Fund’s first fiscal year ending June 30, 2008.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMORGAN SMARTRETIREMENT INCOME FUND		JPMORGAN SMARTRETIREMENT 2010 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	15%	0–20%	21%	5–25%
U.S. Small/Mid Cap Equity Funds	5	0–10	7	0–10
REIT Funds	4	0–10	6	0–20
International Equity Funds	8	0–20	12	0–20
Emerging Markets Equity Funds	1	0–5	2	0–10
U.S. Fixed Income Funds	49	30–90	42	20–80
Emerging Markets Debt Funds	4	0–15	4	0–15
High Yield Fixed Income Funds	4	0–15	4	0–15
Money Market Funds/Cash and Cash Equivalents	10	0–20	2	0–10

	JPMORGAN SMARTRETIREMENT 2015 FUND		JPMORGAN SMARTRETIREMENT 2020 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	27%	12–32%	32%	20–40%
U.S. Small/Mid Cap Equity Funds	7	0–20	8	0–20
REIT Funds	7	0–20	9	0–20
International Equity Funds	14	5–25	16	5–30
Emerging Markets Equity Funds	3	0–10	4	0–10
U.S. Fixed Income Funds	34	20–60	25	10–50
Emerging Markets Debt Funds	4	0–15	3	0–15
High Yield Fixed Income Funds	4	0–15	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

CONTINUED

	JPMORGAN SMARTRETIREMENT 2025 FUND		JPMORGAN SMARTRETIREMENT 2030 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	35%	26–46%	38%	26–46%
U.S. Small/Mid Cap Equity Funds	9	0–20	10	0–20
REIT Funds	9	0–20	10	0–20
International Equity Funds	18	0–20	20	10–30
Emerging Markets Equity Funds	4	0–10	5	0–10
U.S. Fixed Income Funds	19	0–40	11	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

	JPMORGAN SMARTRETIREMENT 2035 FUND		JPMORGAN SMARTRETIREMENT 2040 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

	JPMORGAN SMARTRETIREMENT 2045 FUND		JPMORGAN SMARTRETIREMENT 2050 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–10
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying JPMorgan Funds within the following ranges, subject to changes as described above.

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Growth and Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Growth and Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Enhanced Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Intermediate Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Strategic Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Ultra Short Duration Bond Fund	0–90	0–80	0–60	0–50	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Enhanced Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Intermediate Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Strategic Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Ultra Short Duration Bond Fund	0–40	0–40	0–40	0–40	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–5	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–10	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

The Funds invest in R Class Shares to the extent that they are available. However, many of the underlying funds currently do not have R Class Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds. Institutional Class Shares have higher expenses than R Class Shares. To the extent that the Funds invest in underlying funds without R Class Shares, the Funds’ total expenses will be higher.

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Additional JPMorgan Funds may be added to the list of underlying funds from time to time. Although the JPMorgan SmartRetirement Funds mainly invests in JPMorgan Funds and cash and cash equivalents, the Funds, to the extent permitted by applicable law or exemptive relief obtained from the SEC, may also invest in futures and other types of securities in lieu of the underlying funds to overweight or underweight allocations among various sectors and markets. Under ordinary circumstances, the Funds will not invest more than 20% of their total assets in futures and other securities; provided, however, the Funds may invest up to 40% of their total assets in futures and other securities for temporary defensive purposes or to respond to unusual market conditions or large cash inflows.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information. The Funds’ Board of Trustees may change any of these investment policies (but not a Fund’s investment objective) without shareholder approval. For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance” and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund is expected to be below 100%. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

JPMORGAN SMARTRETIREMENT FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

•	Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or

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exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the JPMorgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

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What kind of shares can I buy?

•	This prospectus offers Class A and Class C Shares, all of which are available to the general public.

•	Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

•	You may pay a sales charge at the time of purchase.

•	Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

•	You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

•	Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

•	Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

•	There is no maximum investment amount for Class A Shares.

Class C Shares

•	You will not pay a sales charge at the time of purchase.

•	A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

•	Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

•	There is no maximum investment amount for Class C Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the Rule 121-b fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund Operating Expenses for each Fund, in the section “Fund Summaries; Investments, Risk & Performance.”

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

•	Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in futures and other securities. The market value of an underlying fund’s investments and the Funds’ direct investments in futures (if permitted) and other securities is determined primarily on the basis of readily available market quotations for the fund’s portfolio securities. Certain short-term securities are

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valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the JPMorgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. In addition, the JPMorgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the JPMorgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the JPMorgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate. Because of the use of fair value pricing on a daily basis for equity securities, except for North American, Central American, South American and Caribbean equity securities, the NAV of JPMorgan Funds that invest significantly in such securities would be expected to be most affected by fair valuation although the NAV of other Funds may also be affected from time to time. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.	Decide how much you want to invest.

•	Class A and Class C Shares are subject to a $500 minimum investment requirement per Fund.

•	You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

•	Subsequent investments must be at least $25 per Fund.

•	Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

•	For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

•	A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?.”

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name,

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residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if JPMorgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

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•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $500 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

•	The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•	You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables in the sections below shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

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AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 OR MORE*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. For purposes of these charges, such charges apply to exchanges into money market funds. If you exchange your Class A Shares of the Fund for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the JPMorgan Funds that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the JPMorgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your

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account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

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5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund, (except Class A Shares of a money market fund) but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganizations of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
After first year	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

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How the Class C CDSC is Calculated

•	The Fund assumes that all purchases made in a given month were made on the first day of the month.

•	For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

•	No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•	To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

•	If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?.”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?.”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the

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first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 Fees

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Class A Shares of a Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

•	Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

•	Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change

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the terms and conditions of your exchange privileges upon 60 days written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

•	If you exchange Class C Shares of a Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or

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before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

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You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC. For information on minimum required balances, please read

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“Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by the JPMorgan Funds. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares might produce a taxable gain or loss. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. You are responsible for any tax liabilities generated by your transactions. You should consult your tax advisor for more information about your specific tax situation.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. But if shares are held by a plan that ceases to qualify for tax-exempt treatment, or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described below. You should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of purchasing shares with qualified retirement plan assets.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income to shareholders other than qualified retirement plans generally are taxable as ordinary income. Taxes on distributions of capital gains to such shareholders are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain so long as holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them

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in additional shares through the dividend reinvestment plan. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds.” in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Early in each calendar year, each Fund will send notices showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

Tax Information

The Form 1099 mailed to certain individual shareholders every January details dividends and their federal tax category. Even if the Funds or a Financial Intermediary provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe that they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMORGAN SMARTRETIREMENT FUNDS

Shareholder Information

CONTINUED

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Suite 2-J P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund (except the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund) is included in that Fund’s semi-annual report for the six-month period ended December 31. A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund, will be available in the shareholder report of the period after the first re-approval of the investment advisory agreement.

ADVISORY FEES

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Patrik Jakobson. Subject to oversight by Mr. Jakobson, Anne Lester and Michael Schoenhaut, CFA, both members of GMAG, serve as portfolio managers for the Funds. Mr. Jakobson, Ms. Lester and Mr. Schoenhaut have been the portfolio managers for the Funds since their inception. In their capacity as portfolio managers, Ms. Lester, Mr. Schoenhaut, and the team of portfolio managers and analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Jakobson, as portfolio manager and head of GMAG, is responsible for managing GMAG’s tactical allocation investment process and global portfolio strategy. An employee of JPMIM since 1987,

JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

CONTINUED

Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Ms. Lester has been a portfolio manager in GMAG since June 2000, and is responsible for managing multi-asset class portfolios for defined contribution and defined benefit clients. She joined JPMIM in 1992 and, prior to her current role, worked in the Product Development group, as a fixed income and currency trader and as a fixed income portfolio manager. Mr. Schoenhaut is head of quantitative portfolio management for GMAG. An employee since 1997, he is currently responsible for quantitative research for balanced strategies and for the implementation of strategy across balanced accounts. His areas of focus include tactical asset allocation, portfolio construction, strategic asset allocation, and portfolio implementation.

JPMIM, JPMIA, and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying mutual funds, for which they receive a fee.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

JPMORGAN SMARTRETIREMENT FUNDS

Legal Proceedings Relating to Banc One
Investment Advisors Corporation and
Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. In June 2007, the matter, which generally related to the same facts that were the subject of the SEC Order and NYAG settlement discussed above, was settled, and the West Virginia Order will be vacated.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

JPMorgan Investment Advisors serves as investment adviser to some of the underlying funds.

JPMORGAN SMARTRETIREMENT FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). Because the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund have not yet commenced operations as of the date of this prospectus, no financial highlights are shown. The information below (except for information for the six months ended December 31, 2006) has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ annual report for the fiscal year ended June 30, 2006, is incorporated by reference in the Statement of Additional Information, which is available on request. The Funds’ financial statements for the semi-annual period (unaudited) ended December 31, 2006 are included in the Funds’ semi-annual report and are also incorporated by reference in the Statement of Additional Information, which is available upon request. The annual report and semi-annual report are available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Class A

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains		Total distributions
JPMorgan SmartRetirement Income Fund
Six Months Ended December 31, 2006 (Unaudited)	$14.88	$0.30	(h)	$0.70	$1.00	$(0.23)	$—	(g)	$(0.23)
May 15, 2006 (e) to June 30, 2006	15.00	0.10		(0.13)	(0.03)	(0.09)	—		(0.09)

JPMorgan SmartRetirement 2010 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.88	0.26		0.97	1.23	(0.32)	(0.01)		(0.33)
May 15, 2006 (e) to June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2015 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.83	0.21		1.23	1.44	(0.32)	(0.01)		(0.33)
May 15, 2006 (e) to June 30, 2006	15.00	0.07		(0.19)	(0.12)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2020 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.78	0.17		1.47	1.64	(0.31)	(0.01)		(0.32)
May 15, 2006 (e) to June 30, 2006	15.00	0.06		(0.23)	(0.17)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2030 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.75	0.14		1.69	1.83	(0.33)	—	(g)	(0.33)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—		(0.04)

JPMorgan SmartRetirement 2040 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.76	0.13		1.71	1.84	(0.35)	—	(g)	(0.35)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Represents only expenses of the Fund, not Underlying Funds.

(e)	Commencement of operations.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Amount rounds to less than $0.01.

(h)	Calculated based upon average shares outstanding.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.65	6.76%	$27	0.42%	3.82%	2.02%	4%
14.88	(0.19)	25	0.41	5.10	0.73	1

15.78	8.29	27	0.43	3.31	0.62	12
14.88	(0.47)	25	0.43	4.60	0.80	2

15.94	9.73	31	0.43	2.73	0.60	22
14.83	(0.82)	26	0.43	3.88	0.78	2

16.10	11.14	121	0.43	2.33	0.53	15
14.78	(1.15)	54	0.43	5.17	0.77	6

16.25	12.49	158	0.44	2.37	0.53	15
14.75	(1.40)	27	0.44	2.76	0.71	6

16.25	12.50	73	0.44	2.39	0.54	13
14.76	(1.34)	26	0.43	2.73	0.72	6

JPMORGAN SMARTRETIREMENT FUNDS

Financial Highlights

CONTINUED

Class C

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains		Total distributions
JPMorgan SmartRetirement Income Fund
Six Months Ended December 31, 2006 (Unaudited)	$14.88	$0.26	(h)	$0.70	$0.96	$(0.19)	$—	(g)	$(0.19)
May 15, 2006 (e) to June 30, 2006	15.00	0.08		(0.12)	(0.04)	(0.08)	—		(0.08)

JPMorgan SmartRetirement 2010 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.88	0.20		0.99	1.19	(0.29)	(0.01)		(0.30)
May 15, 2006 (e) to June 30, 2006	15.00	0.07		(0.15)	(0.08)	(0.04)	—		(0.04)

JPMorgan SmartRetirement 2015 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.83	0.16		1.24	1.40	(0.29)	(0.01)		(0.30)
May 15, 2006 (e) to June 30, 2006	15.00	0.06		(0.19)	(0.13)	(0.04)	—		(0.04)

JPMorgan SmartRetirement 2020 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.79	0.13		1.46	1.59	(0.27)	(0.01)		(0.28)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.22)	(0.17)	(0.04)	—		(0.04)

JPMorgan SmartRetirement 2030 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.75	0.09		1.71	1.80	(0.30)	—	(g)	(0.30)
May 15, 2006 (e) to June 30, 2006	15.00	0.04		(0.26)	(0.22)	(0.03)	—		(0.03)

JPMorgan SmartRetirement 2040 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.76	0.09		1.71	1.80	(0.30)	—	(g)	(0.30)
May 15, 2006 (e) to June 30, 2006	15.00	0.04		(0.25)	(0.21)	(0.03)	—		(0.03)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Represents only expenses of the Fund, not Underlying Funds.

(e)	Commencement of operations.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Amount rounds to less than $0.01.

(h)	Calculated based upon average shares outstanding.

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.65	6.51%	$27	0.92%	3.37%	2.52%	4%
14.88	(0.25)	25	0.91	4.61	1.19	1

15.77	7.99	37	0.93	2.96	1.11	12
14.88	(0.53)	25	0.93	3.99	1.25	2

15.93	9.46	39	0.93	2.42	1.09	22
14.83	(0.88)	25	0.93	3.38	1.26	2

16.10	10.79	38	0.93	1.67	1.03	15
14.79	(1.15)	33	0.93	3.42	1.27	6

16.25	12.21	46	0.94	1.51	1.03	15
14.75	(1.47)	25	0.94	2.20	1.29	6

16.26	12.25	31	0.94	1.14	1.03	13
14.76	(1.40)	25	0.94	2.17	1.28	6

JPMORGAN SMARTRETIREMENT FUNDS

Appendix A—Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at last 80% of its assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan Bond Fund

JPMorgan Bond Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund’s duration within one year of that of the Lehman Brothers Aggregate Bond Index.

JPMorgan Capital Growth Fund

JPMorgan Capital Growth Fund seeks capital growth over the long term. The Fund invests primarily in common stocks of mid-cap companies which its adviser believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index at the time of purchase.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks,

JPMORGAN SMARTRETIREMENT FUNDS

P R O S P E C T U S    JUNE 30

2007

preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMIA determines to be of comparable quality). As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. These include U.S. government obligations and mortgage-backed and asset-backed securities.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMIA). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds.) As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities.

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor’s 500 Index (S&P 500 Index). Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weighting are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Diversified Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid-cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Diversified Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks, both of which were convertible to common stocks. The Fund invests mainly in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell MidCap Value Index at the time of purchase. The Fund’s investments were primarily in common stocks and real estate investment trusts (REITs).

JPMorgan Dynamic Small Cap Fund

JPMorgan Dynamic Small Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equity to those within the universe of Russell 2000 Growth Index at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond

JPMORGAN SMARTRETIREMENT FUNDS

Appendix A—Underlying Funds

CONTINUED

markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. The Fund may use derivatives as substitutes for securities in which it can invest.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities of the above countries. The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MCSI) Emerging Markets Equity Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund seeks to provide high current income consistent with principal preservation. The Fund invests in taxable fixed-income securities, including asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds and money market instruments, that the adviser believes have the potential to provide high current income. These securities may be of any maturity, but under normal market conditions the Fund’s duration will be no longer than 1.5 years. Also, the Fund may use interest rate swaps, futures contracts and options to help manage duration, yield curve exposure and credit and spread volatility.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund attempts to keep its dividend yield above the S&P 500 Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what JPMIA believes to be their long-term investment value. Equity securities in which the Fund primarily invests include common stock, convertible securities and REITs.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index1. The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. JPMIA attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

1	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

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JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan Growth and Income Fund

JPMorgan Growth and Income Fund seeks to provide capital growth over the long-term and earn income from dividends. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund’s adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equity to those within the universe of S&P 500/Citigroup Value Index. The adviser will emphasize companies which are leaders within their sectors. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends. Equity securities in which the Fund primarily invests include common stocks, convertible securities and REITs.

JPMorgan High Yield Bond Fund

JPMorgan High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stocks and other debt securities which are rated below investment grade or unrated. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. As a matter of fundamental policy, the Fund

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will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMIA determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. In managing the Fund, JPMIM will seek to diversify the Fund’s portfolio by investing in at least three different issuers in countries other than the United States, but may invest a substantial part of its assets in just one country. The Fund intends to invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada, and other countries or other areas that JPMIM may select from time to time. A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including ADRs), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. JPMIM attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Up to 50% of the Fund’s net assets may be invested in securities of emerging international markets such as Mexico, Chile, Brazil, India and South Africa. JPMIM selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country’s market (e.g. reasonable settlement procedures). Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Growth Fund

JPMorgan International Growth Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of such issuers, which may include foreign subsidiaries of U.S. companies. The Fund may, from time to time, also invest in securities of U.S. issuers.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia,

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Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks. The Fund focuses on individual equity, selection emphasizing those equity securities that are ranked as undervalued according to proprietary research of the adviser, JPMIM.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. For the Fund, a real estate company is defined as a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its assets in an industry or group of industries in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the fund’s benchmark. The Fund typically does not invest in U.S. companies. The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although it does not seeks to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser, JPMIM, while underweighting or avoiding those that appear overvalued.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) U.S. companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies. Although the Fund may invest in securities of

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large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes have strong earnings growth potential. A “growth” style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with the potential for capital appreciation. JPMIM applies an active equity management style to identify growth-oriented companies with earnings momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Growth Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world.

JPMorgan Intrepid Long/Short Fund

JPMorgan Intrepid Long/Short Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities the adviser believes will underperform. These equity securities will primarily be common stock. By purchasing equity securities expected to outperform and underweighting or selling short equity securities expected to underperform while maintaining a full exposure to the equity market, the Fund seeks to produce returns that exceed those of the Russell 1000 Index. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the Russell 1000 Index. The Fund can underweight or overweight industries or sectors when it believes such underweighting or overweighting will benefit performance. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 100% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on identifying securities that have a market price below what JPMIA believes they are worth, with a “growth” style strategy, which focuses on identifying securities that the adviser believes have above-average growth potential over a long-term horizon. The adviser applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell Midcap Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria listed above or

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if the adviser believes that more attractive opportunities are available.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 3000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes are undervalued. A “value” style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth with potential to realize their value. JPMIM applies an active equity management style to identify value-oriented companies with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Value Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

JPMorgan Japan Fund

JPMorgan Japan Fund seeks total return from long-term growth. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of Japanese issuers. The Fund, may, from time to time, also invest in securities traded in other markets of the Pacific and the Far East. Under normal circumstances, the Fund anticipates that most of its assets will be invested in securities traded on Japanese markets.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Fund’s adviser, JPMIM considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

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JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Growth Index at the time of purchase. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalization equal to those within the universe of the Russell 1000 Value Index at the time of purchase. The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard and Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard and Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or S&P 500 Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets,

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that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills. The Fund purchases securities that it believes are undervalued and sells securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors. In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

JPMorgan Micro Cap Fund

JPMorgan Micro Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in securities of micro cap companies. Micro cap companies are companies with market capitalization equal to those within the universe of the Russell Microcap Index at the time of investment. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which the Fund’s adviser determines to be of comparable quality.) These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that JPMIA considers to be attractive and ‘short selling’ stocks that JPMIA considers to be unattractive. JPMIA considers a company’s fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the market. Because the Fund seeks return over the long term, JPMIA will not attempt to time the market.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt

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securities, including floating and variable rate demand notes of U.S. and foreign corporations, debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposits, time deposits and other short-term securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. The Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked swaps, options, futures contracts, and other derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign government and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading. Further the Fund will actively manage the inflation protection components using a variety of strategies and tools. The Fund may also invest a significant portion of its assets in derivatives. The Fund will invest primarily in securities that, at the time of purchase, are rated as investment grade or the equivalent by a national rating organization, or unrated but deemed by JPMIM to be of comparable quality. The Fund may invest in shares of other investment companies, including shares of affiliated investment companies.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks to achieve high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund

JPMorgan Short Term Bond Fund seeks to provide high total return, consistent with low volatility of principal. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between zero and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of

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capital. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investment. These investments can include asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that JPMIM believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies with market capitalizations equal to those within the universe of Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index stocks at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small capitalization companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index at the time of purchase. In reviewing investment opportunities for the Fund, JPMIA uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Strategic Income Fund

JPMorgan Strategic Income Fund seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties. The Fund mainly invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that JPMIM believes will produce income or generate return.

JPMorgan Strategic Small Cap Value Fund

JPMorgan Strategic Small Cap Value Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies, which are expected to include both long and short positions. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. In reviewing investments for the Fund, JPMIM uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest

JPMORGAN SMARTRETIREMENT FUNDS

Appendix A—Underlying Funds

CONTINUED

at least 80% of its assets in Treasury and Agency Obligations.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index. Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds and REITs.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies and instrumentalities or repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to short stocks. Selling stock short allows the Fund to more fully exploit insight in stocks that the Fund’s manager expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Viewed sector by sector, the Fund’s net weightings of equity securities are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. By following this process, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as presented by the S&P 500 Index.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of REITs and other real estate companies. The Fund may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap U.S. companies. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000 Index at the time of purchase. Sector by sector, the Fund’s

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weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Fund focuses on those stocks that it considers most attractive. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Ultra Short Duration Bond Fund

JPMorgan Ultra Short Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which JPMIA determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. Under normal circumstances, the Fund will invest as least 80% of its assets in bonds. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser, JPMIM, believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principals based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company’s stock fully reflects Fuller & Thaler’s expectations as to the company’s future earnings and growth prospects. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Fuller & Thaler selects investments for the Fund based on factors such as recent under-performance of the company’s stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

JPMORGAN SMARTRETIREMENT FUNDS

Appendix A—Underlying Funds

CONTINUED

Undiscovered Managers Small Cap Growth Fund

Undiscovered Managers Small Cap Growth Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund’s sub-adviser, Mazama Capital Management, Inc. (”Mazama“), believes posses superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund.

JPMORGAN SMARTRETIREMENT FUNDS

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-21295)

©JPMorgan Chase & Co. All Rights Reserved. June 2007.

PR-SRAC-607

PROSPECTUS JUNE 30, 2007

JPMorgan

SmartRetirement

Funds

Institutional Class Shares

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund*
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund*
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund*
JPMorgan SmartRetirement 2050 Fund*

*	These Funds have not commenced operation as of the date of this prospectus and are not yet available for purchase.

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	5
JPMorgan SmartRetirement 2015 Fund	10
JPMorgan SmartRetirement 2020 Fund	15
JPMorgan SmartRetirement 2025 Fund	20
JPMorgan SmartRetirement 2030 Fund	25
JPMorgan SmartRetirement 2035 Fund	30
JPMorgan SmartRetirement 2040 Fund	35
JPMorgan SmartRetirement 2045 Fund	40
JPMorgan SmartRetirement 2050 Fund	45
More About the Funds	50
Principal Investment Strategies	50
Temporary Defensive Positions	60
Portfolio Turnover	60
How to Do Business with the Funds	61
Purchasing Fund Shares	61
Shareholder Servicing Fees	65
Networking and Sub-Transfer Agency Fees	65
Exchanging Fund Shares	65
Redeeming Fund Shares	66
Shareholder Information	69
Dividend Policies	69
Tax Treatment of Shareholders	69
Shareholder Statements and Reports	70
Availability of Proxy Voting Record	70
Portfolio Holdings Disclosure	71
Management of the Funds	72
The Adviser, Administrator and Distributor	72
Advisory Fees	72
Additional Compensation to Financial Intermediaries	72
The Fund Managers	72
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	74
Financial Highlights	76
Appendix A—Underlying Funds	78
How To Reach Us	Back cover

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement Income Fund

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) uses an asset allocation strategy designed for investors who are retired or expect to retire soon. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, large cap funds, and REIT funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

The Adviser may adjust the Fund’s target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the Securities and Exchange Commission (“SEC”), the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

JPMORGAN SMARTRETIREMENT FUNDS

1

JPMorgan
    SmartRetirement Income Fund

CONTINUED

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of real estate companies and real estate investment trusts (REITs). These types of securities are subject to the investment risks facing direct investments in real estate as well as risks that are unique to REITs. REITs may have limited resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

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Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	1.13
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.57
Total Annual Fund Operating Expenses[5]	1.80
Fee Waivers and/or Expense Reimbursements[2,6]	(1.21)
Net Expenses[6]	0.59

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.02% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 1.23% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

3

JPMorgan
    SmartRetirement Income Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$60
3 Years	448
5 Years	862
10 Years	2,016

JPMORGAN SMARTRETIREMENT FUNDS

4

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2010 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the

JPMORGAN SMARTRETIREMENT FUNDS

5

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and

JPMORGAN SMARTRETIREMENT FUNDS

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2007

unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

7

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.12
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.63
Total Annual Fund Operating Expenses[5]	0.85
Fee Waivers and/or Expense Reimbursements[2,6]	(0.19)
Net Expenses[6]	0.66

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.22% of the average daily net assets for Institutional Class Shares.

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$67
3 Years	252
5 Years	453
10 Years	1,031

JPMORGAN SMARTRETIREMENT FUNDS

9

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2015 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

10

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associate with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or

JPMORGAN SMARTRETIREMENT FUNDS

11

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

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P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.09
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.68
Total Annual Fund Operating Expenses[5]	0.87
Fee Waivers and/or Expense Reimbursements[2,6]	(0.16)
Net Expenses[6]	0.71

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.19% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

13

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$73
3 Years	262
5 Years	467
10 Years	1,058

JPMORGAN SMARTRETIREMENT FUNDS

14

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2020 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

15

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

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P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

17

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.04
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.72
Total Annual Fund Operating Expenses[5]	0.86
Fee Waivers and/or Expense Reimbursements[2,6]	(0.11)
Net Expenses[6]	0.75

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.14% of the average daily net assets for Institutional Class Shares.

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2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$77
3 Years	263
5 Years	466
10 Years	1,051

JPMORGAN SMARTRETIREMENT FUNDS

19

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2025 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

20

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of smaller companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

JPMORGAN SMARTRETIREMENT FUNDS

21

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

22

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Institutional Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.79
Total Annual Fund Operating Expenses[5]	0.96
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	0.83

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund (Underlying Fund) Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.17% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

23

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$85
3 Years	293

JPMORGAN SMARTRETIREMENT FUNDS

24

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2030 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

25

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

26

P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

27

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.03
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.83
Total Annual Fund Operating Expenses[5]	0.96
Fee Waivers and/or Expense Reimbursements[2,6]	(0.09)
Net Expenses[6]	0.87

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.13% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

28

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$89
3 Years	297
5 Years	522
10 Years	1,170

JPMORGAN SMARTRETIREMENT FUNDS

29

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2035 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s finan-

JPMORGAN SMARTRETIREMENT FUNDS

30

P R O S P E C T U S    JUNE 30

2007

cial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

31

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

32

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Institutional Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.02
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	0.89

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.17% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

33

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$91
3 Years	312

JPMORGAN SMARTRETIREMENT FUNDS

34

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2040 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

35

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

36

P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

37

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

Fees and Expenses for Institutional Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.04
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.84
Total Annual Fund Operating Expenses[5]	0.98
Fee Waivers and/or Expense Reimbursements[2,6]	(0.10)
Net Expenses[6]	0.88

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.14% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

38

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$90
3 Years	302
5 Years	532
10 Years	1,192

JPMORGAN SMARTRETIREMENT FUNDS

39

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2045 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

40

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

41

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

42

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Institutional Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.02
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	0.89

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.17% of the average daily net assets for Institutional Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

43

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$91
3 Years	312

JPMORGAN SMARTRETIREMENT FUNDS

44

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2050 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

45

JPMorgan
    SmartRetirement 2050 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

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affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

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JPMorgan
    SmartRetirement 2050 Fund

CONTINUED

Estimated Fees and Expenses for Institutional Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.02
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	0.89

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.10%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.17% of the average daily net assets for Institutional Class Shares.

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

INSTITUTIONAL CLASS
1 Year	$91
3 Years	312

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More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM, JPMorgan Investment Advisors Inc. (JPMIA) or Security Capital Research & Management Incorporated (SC-R&M). Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JPMIA is under common control with JPMIM. SC-R&M is a subsidiary of JPMIA. JPMorgan Asset Management Holdings Inc. holds a majority interest in HCM. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The Funds are designed to produce risk-appropriate investment returns by using three major asset classes: stocks, bonds, and cash or cash equivalents. Diversification is primarily achieved by investing in other JPMorgan Funds, but may also be achieved by investing in futures (if permitted) and other securities. A brief description of these underlying JPMorgan Funds can be found in Appendix A. The principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

The JPMorgan SmartRetirement 2010 Fund, the JPMorgan SmartRetirement 2015 Fund, the JPMorgan SmartRetirement 2020 Fund, the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2030 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2040 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund (collectively, the “Age-Based Funds”) are designed for investors who expect to retire near the applicable target retirement date. The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the Investment Company Act).

JPMIM uses a strategic asset allocation strategy for each of the Age-Based Funds that changes over time as a Fund approaches its target retirement date. As a Fund approaches its target retirement date, each Age-Based Fund’s investment objective migrates from seeking total return to current income. It is anticipated that each Fund’s target asset allocation will match that of the JPMorgan SmartRetirement Income Fund within 1 to 5 years of the target retirement date of the Fund. Once an Age-Based Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Age-Based Fund may combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust.

For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among JPMorgan Funds including U.S. large cap equity funds, U.S. mid cap equity funds, U.S. small cap equity funds, REIT funds, international and emerging markets equity funds, U.S. fixed income funds, emerging markets debt funds, high yield fixed income funds, market neutral funds, and money market funds. The JPMorgan Funds in which the JPMorgan SmartRetirement Funds may invest are referred to in this prospectus as the “underlying funds.” For each Age-Based Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time. For each Fund (other than the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund), the target asset allocation among types of underlying funds as of June 30, 2007 is set forth below. For the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund, the target allocation is estimated through the end of the Fund’s first fiscal year ending June 30, 2008.

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The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMORGAN SMARTRETIREMENT INCOME FUND		JPMORGAN SMARTRETIREMENT 2010 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	15%	0–20%	21%	5–25%
U.S. Small/Mid Cap Equity Funds	5	0–10	7	0–10
REIT Funds	4	0–10	6	0–20
International Equity Funds	8	0–20	12	0–20
Emerging Markets Equity Funds	1	0–5	2	0–10
U.S. Fixed Income Funds	49	30–90	42	20–80
Emerging Markets Debt Funds	4	0–15	4	0–15
High Yield Fixed Income Funds	4	0–15	4	0–15
Money Market Funds/Cash and Cash Equivalents	10	0–20	2	0–10

	JPMORGAN SMARTRETIREMENT 2015 FUND		JPMORGAN SMARTRETIREMENT 2020 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	27%	12–32%	32%	20–40%
U.S. Small/Mid Cap Equity Funds	7	0–20	8	0–20
REIT Funds	7	0–20	9	0–20
International Equity Funds	14	5–25	16	5–30
Emerging Markets Equity Funds	3	0–10	4	0–10
U.S. Fixed Income Funds	34	20–60	25	10–50
Emerging Markets Debt Funds	4	0–15	3	0–15
High Yield Fixed Income Funds	4	0–15	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

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CONTINUED

	JPMORGAN SMARTRETIREMENT 2025 FUND		JPMORGAN SMARTRETIREMENT 2030 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	35%	26–46%	38%	26–46%
U.S. Small/Mid Cap Equity Funds	9	0–20	10	0–20
REIT Funds	9	0–20	10	0–20
International Equity Funds	18	0–20	20	10–30
Emerging Markets Equity Funds	4	0–10	5	0–10
U.S. Fixed Income Funds	19	0–40	11	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

	JPMORGAN SMARTRETIREMENT 2035 FUND		JPMORGAN SMARTRETIREMENT 2040 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

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	JPMORGAN SMARTRETIREMENT 2045 FUND		JPMORGAN SMARTRETIREMENT 2050 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–10
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying JPMorgan Funds within the following ranges, subject to changes as described above.

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Growth and Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

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CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Growth and Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

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More About the Funds

CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Enhanced Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Intermediate Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Strategic Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Ultra Short Duration Bond Fund	0–90	0–80	0–60	0–50	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

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CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Enhanced Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Intermediate Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Strategic Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Ultra Short Duration Bond Fund	0–40	0–40	0–40	0–40	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–5	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–10	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

The Funds invest in R Class Shares to the extent that they are available. However, many of the underlying funds currently do not have R Class Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds. Institutional Class Shares have higher expenses than R Class Shares. To the extent that the Funds invest in underlying funds without R Class Shares, the Funds’ total expenses will be higher.

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More About the Funds

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Additional JPMorgan Funds may be added to the list of underlying funds from time to time. Although the JPMorgan SmartRetirement Funds mainly invests in JPMorgan Funds and cash and cash equivalents, the Funds, to the extent permitted by applicable law or exemptive relief obtained from the SEC, may also invest in futures and other types of securities in lieu of the underlying funds to overweight or underweight allocations among various sectors and markets. Under ordinary circumstances, the Funds will not invest more than 20% of their total assets in futures and other securities; provided, however, the Funds may invest up to 40% of their total assets in futures and other securities for temporary defensive purposes or to respond to unusual market conditions or large cash inflows.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information. The Funds’ Board of Trustees may change any of these investment policies (but not a Fund’s investment objective) without shareholder approval. For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance” and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund is expected to be below 100%. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

•	Institutional Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market

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timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the JPMorgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability more difficult to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income

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Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•
In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in futures and other securities. The market value of an underlying fund’s investments and the Funds’ direct investments in futures (if permitted) and other securities is determined primarily on the basis of readily available market quotations for the fund’s portfolio securities. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the JPMorgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. In addition, the JPMorgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the JPMorgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the JPMorgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate. Because of the use of fair value pricing on a daily basis for equity securities, except for North American, Central American, South American and Caribbean equity securities, the NAV of JPMorgan Funds that invest significantly in such securities would be expected to be most affected by fair valuation although the NAV of other Funds may also be affected from time to time. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

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How do I open an account?

1.	Decide how much you want to invest.

•	Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

•	Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

2.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

3.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be cancelled if JPMorgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

4.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another non-money market JPMorgan Fund or for any other class of the same Fund.

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•	All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

•	Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus of any JPMorgan Fund by contacting your Financial Intermediary, or by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

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4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

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2.	For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by the JPMorgan Funds. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares might produce a taxable gain or loss. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. You are responsible for any tax liabilities generated by your transactions. You should consult your tax advisor for more information about your specific tax situation.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. But if shares are held by a plan that ceases to qualify for tax-exempt treatment, or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described below. You should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of purchasing shares with qualified retirement plan assets.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income to shareholders other than qualified retirement plans generally are taxable as ordinary income. Taxes on distributions of capital gains to such shareholders are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain so long as holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether

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Shareholder Information

CONTINUED

you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds.” in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Early in each calendar year, each Fund will send notices showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

Tax Information

The Form 1099 mailed to certain individual shareholders every January details dividends and their federal tax category. Even if the Funds or a Financial Intermediary provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe that they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and

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will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Suite 2-J P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund (except the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund) is included in that Fund’s semi-annual report for the six-month period ended December 31. A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund, will be available in the shareholder report of the period after the first re-approval of the investment advisory agreement.

ADVISORY FEES

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Patrik Jakobson. Subject to oversight by Mr. Jakobson, Anne Lester and Michael Schoenhaut, CFA, both members of GMAG, serve as portfolio managers for the Funds. Mr. Jakobson, Ms. Lester and Mr. Schoenhaut have been the portfolio managers for the Funds since their inception. In their capacity as portfolio managers, Ms. Lester, Mr. Schoenhaut, and the team of portfolio managers and analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Jakobson, as portfolio manager and head of GMAG, is responsible for managing GMAG’s tactical allocation investment process and global portfolio strategy. An employee of JPMIM since 1987,

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Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Ms. Lester has been a portfolio manager in GMAG since June 2000, and is responsible for managing multi-asset class portfolios for defined contribution and defined benefit clients. She joined JPMIM in 1992 and, prior to her current role, worked in the Product Development group, as a fixed income and currency trader and as a fixed income portfolio manager. Mr. Schoenhaut is head of quantitative portfolio management for GMAG. An employee since 1997, he is currently responsible for quantitative research for balanced strategies and for the implementation of strategy across balanced accounts. His areas of focus include tactical asset allocation, portfolio construction, strategic asset allocation, and portfolio implementation.

JPMIM, JPMIA, and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying mutual funds, for which they receive a fee.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. In June 2007, the matter, which generally related to the same facts that were the subject of the SEC Order and NYAG settlement discussed above, was settled, and the West Virginia Order will be vacated.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations or requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

JPMorgan Investment Advisors serves as investment adviser to some of the underlying funds.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). Because the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund have not yet commenced operations as of the date of this prospectus, no financial highlights are shown. The information below (except for information for the six months ended December 31, 2006) has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ annual report for the fiscal year ended June 30, 2006, is incorporated by reference in the Statement of Additional Information, which is available on request. The Funds’ financial statements for the semi-annual period (unaudited) ended December 31, 2006 are included in the Funds’ semi-annual report and are also incorporated by reference in the Statement of Additional Information, which is available upon request. The annual report and semi-annual report are available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Institutional Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains		Total distributions
JPMorgan SmartRetirement Income Fund
Six Months Ended December 31, 2006 (Unaudited)	$14.88	$0.46	(h)	$0.58	$1.04	$(0.26)	$—	(g)	$(0.26)
May 15, 2006 (e) to June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—		(0.10)

JPMorgan SmartRetirement 2010 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.88	0.27		1.00	1.27	(0.35)	(0.01)		(0.36)
May 15, 2006 (e) to June 30, 2006	15.00	0.06		(0.12)	(0.06)	(0.06)	—		(0.06)

JPMorgan SmartRetirement 2015 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.83	0.24		1.24	1.48	(0.35)	(0.01)		(0.36)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.17)	(0.12)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2020 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.79	0.20		1.46	1.66	(0.34)	(0.01)		(0.35)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.21)	(0.16)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2030 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.76	0.17		1.69	1.86	(0.36)	—	(g)	(0.36)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2040 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.76	0.17		1.70	1.87	(0.37)	—	(g)	(0.37)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Represents only expenses of the Fund, not Underlying Funds.
(e)	Commencement of operations.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Amount rounds to less than $0.01.
(h)	Calculated based upon average shares outstanding.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.66	7.04%	$5,548	0.02%	5.84%	1.23%	4%
14.88	(0.14)	119	0.02	6.03	0.37	1

15.79	8.57	31,700	0.03	4.26	0.22	12
14.88	(0.42)	6,774	0.03	19.30	0.36	2

15.95	10.02	62,618	0.03	3.70	0.19	22
14.83	(0.77)	10,508	0.03	19.03	0.36	2

16.10	11.27	94,717	0.03	2.98	0.14	15
14.79	(1.06)	32,377	0.03	18.67	0.36	6

16.26	12.66	86,821	0.04	2.41	0.13	15
14.76	(1.29)	39,010	0.04	17.91	0.36	6

16.26	12.73	69,477	0.04	2.25	0.14	13
14.76	(1.29)	39,928	0.04	17.10	0.36	6

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Appendix A—Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at last 80% of its assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan Bond Fund

JPMorgan Bond Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund’s duration within one year of that of the Lehman Brothers Aggregate Bond Index.

JPMorgan Capital Growth Fund

JPMorgan Capital Growth Fund seeks capital growth over the long term. The Fund invests primarily in common stocks of mid-cap companies which its adviser believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index at the time of purchase.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may

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include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMIA determines to be of comparable quality). As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. These include U.S. government obligations and mortgage-backed and asset-backed securities.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMIA). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds.) As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities.

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor’s 500 Index (S&P 500 Index). Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weighting are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Diversified Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid-cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Diversified Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks, both of which were convertible to common stocks. The Fund invests mainly in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell MidCap Value Index at the time of purchase. The Fund’s investments were primarily in common stocks and real estate investment trusts (REITs).

JPMorgan Dynamic Small Cap Fund

JPMorgan Dynamic Small Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equity to those within the universe of Russell 2000 Growth Index at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from coun-

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tries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. The Fund may use derivatives as substitutes for securities in which it can invest.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities of the above countries. The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MCSI) Emerging Markets Equity Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund seeks to provide high current income consistent with principal preservation. The Fund invests in taxable fixed-income securities, including asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds and money market instruments, that the adviser believes have the potential to provide high current income. These securities may be of any maturity, but under normal market conditions the Fund’s duration will be no longer than 1.5 years. Also, the Fund may use interest rate swaps, futures contracts and options to help manage duration, yield curve exposure and credit and spread volatility.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund attempts to keep its dividend yield above the S&P 500 Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what JPMIA believes to be their long-term investment value. Equity securities in which the Fund primarily invests include common stock, convertible securities and REITs.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index1. The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. JPMIA attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

1	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

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JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan Growth and Income Fund

JPMorgan Growth and Income Fund seeks to provide capital growth over the long-term and earn income from dividends. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund’s adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equity to those within the universe of S&P 500/Citigroup Value Index. The adviser will emphasize companies which are leaders within their sectors. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends. Equity securities in which the Fund primarily invests include common stocks, convertible securities and REITs.

JPMorgan High Yield Bond Fund

JPMorgan High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stocks and other debt securities which are rated below investment grade or unrated. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. As a matter of fundamental policy, the Fund

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will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMIA determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. In managing the Fund, JPMIM seeks to diversify the Fund’s portfolio by investing in at least three different issuers in countries other than the United States, but may invest a substantial part of its assets in just one country. The Fund intends to invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada, and other countries or other areas that JPMIM may select from time to time. A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including ADRs), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. JPMIM attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Up to 50% of the Fund’s net assets may be invested in securities of emerging international markets such as Mexico, Chile, Brazil, India and South Africa. JPMIM selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country’s market (e.g. reasonable settlement procedures). Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Growth Fund

JPMorgan International Growth Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of such issuers, which may include foreign subsidiaries of U.S. companies. The Fund may, from time to time, also invest in securities of U.S. issuers.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia,

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Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks. The Fund focuses on individual equity, selection emphasizing those equity securities that are ranked as undervalued according to proprietary research of the adviser, JPMIM.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. For the Fund, a real estate company is defined as a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its assets in an industry or group of industries in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the fund’s benchmark. The Fund typically does not invest in U.S. companies. The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although it does not seeks to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser, JPMIM, while underweighting or avoiding those that appear overvalued.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) U.S. companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies. Although the Fund may invest in securities of large-

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and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes have strong earnings growth potential. A “growth” style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with the potential for capital appreciation. JPMIM applies an active equity management style to identify growth-oriented companies with earnings momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Growth Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world.

JPMorgan Intrepid Long/Short Fund

JPMorgan Intrepid Long/Short Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities the adviser believes will underperform. These equity securities will primarily be common stock. By purchasing equity securities expected to outperform and underweighting or selling short equity securities expected to underperform while maintaining a full exposure to the equity market, the Fund seeks to produce returns that exceed those of the Russell 1000 Index. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the Russell 1000 Index. The Fund can underweight or overweight industries or sectors when it believes such underweighting or overweighting will benefit performance. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 100% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on identifying securities that have a market price below what JPMIA believes they are worth, with a “growth” style strategy, which focuses on identifying securities that the adviser believes have above-average growth potential over a long-term horizon. The adviser applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell Midcap Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria listed above or

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if the adviser believes that more attractive opportunities are available.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 3000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes are undervalued. A “value” style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth with potential to realize their value. JPMIM applies an active equity management style to identify value-oriented companies with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Value Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

JPMorgan Japan Fund

JPMorgan Japan Fund seeks total return from long-term growth. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of Japanese issuers. The Fund, may, from time to time, also invest in securities traded in other markets of the Pacific and the Far East. Under normal circumstances, the Fund anticipates that most of its assets will be invested in securities traded on Japanese markets.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Fund’s adviser, JPMIM considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

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JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Growth Index at the time of purchase. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalization equal to those within the universe of the Russell 1000 Value Index at the time of purchase. The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard and Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard and Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or S&P 500 Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets,

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that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills. The Fund purchases securities that it believes are undervalued and sells securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors. In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

JPMorgan Micro Cap Fund

JPMorgan Micro Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in securities of micro cap companies. Micro cap companies are companies with market capitalization equal to those within the universe of the Russell Microcap Index at the time of investment. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which the Fund’s adviser determines to be of comparable quality.) These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that JPMIA considers to be attractive and ‘short selling’ stocks that JPMIA considers to be unattractive. JPMIA considers a company’s fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the market. Because the Fund seeks return over the long term, JPMIA will not attempt to time the market.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt

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Appendix A—Underlying Funds

CONTINUED

securities, including floating and variable rate demand notes of U.S. and foreign corporations, debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposits, time deposits and other short-term securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. The Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked swaps, options, futures contracts, and other derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign government and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading. Further the Fund will actively manage the inflation protection components using a variety of strategies and tools. The Fund may also invest a significant portion of its assets in derivatives. The Fund will invest primarily in securities that, at the time of purchase, are rated as investment grade or the equivalent by a national rating organization, or unrated but deemed by JPMIM to be of comparable quality. The Fund may invest in shares of other investment companies, including shares of affiliated investment companies.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks to achieve high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or in instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derive at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund

JPMorgan Short Term Bond Fund seeks to provide high total return, consistent with low volatility of principal. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of

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capital. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investment. These investments can include asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that JPMIM believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between zero> and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies with market capitalizations equal to those within the universe of Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index stocks at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small capitalization companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index at the time of purchase. In reviewing investment opportunities for the Fund, JPMIA uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Strategic Income Fund

JPMorgan Strategic Income Fund seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties. The Fund mainly invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that JPMIM believes will produce income or generate return.

JPMorgan Strategic Small Cap Value Fund

JPMorgan Strategic Small Cap Value Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies, which are expected to include both long and short positions. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. In reviewing investments for the Fund, JPMIM uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities.

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CONTINUED

Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury and Agency Obligations.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index. Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds and REITs.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies and instrumentalities or repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to short stocks. Selling stock short allows the Fund to more fully exploit insight in stocks that the Fund’s manager expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Viewed sector by sector, the Fund’s net weightings of equity securities are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. By following this process, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as presented by the S&P 500 Index.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of REITs and other real estate companies. The Fund may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap U.S. companies. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000 Index at

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the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Fund focuses on those stocks that it considers most attractive. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Ultra Short Duration Bond Fund

JPMorgan Ultra Short Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which JPMIA determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. Under normal circumstances, the Fund will invest as least 80% of its assets in bonds. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalization, it at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser, JPMIM, believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principals based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company’s stock fully reflects Fuller & Thaler’s expectations as to the company’s future earnings and growth prospects. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Fuller & Thaler selects investments for the Fund based on factors such as recent under-performance of the company’s stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

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Undiscovered Managers Small Cap Growth Fund

Undiscovered Managers Small Cap Growth Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund’s sub-adviser, Mazama Capital Management, Inc. (“Mazama”), believes posses superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund.

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-21295)

©JPMorgan Chase & Co. All Rights Reserved. June 2007.

PR-SRI-607

PROSPECTUS JUNE 30, 2007

JPMorgan

SmartRetirement

Funds

Select Class Shares

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund*
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund*
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund*
JPMorgan SmartRetirement 2050 Fund*

* These Funds have not commenced operation as of the date of this prospectus and are not yet available for purchase.

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	5
JPMorgan SmartRetirement 2015 Fund	10
JPMorgan SmartRetirement 2020 Fund	15
JPMorgan SmartRetirement 2025 Fund	20
JPMorgan SmartRetirement 2030 Fund	25
JPMorgan SmartRetirement 2035 Fund	30
JPMorgan SmartRetirement 2040 Fund	35
JPMorgan SmartRetirement 2045 Fund	40
JPMorgan SmartRetirement 2050 Fund	45
More About the Funds	50
Principal Investment Strategies	50
Temporary Defensive Positions	60
Portfolio Turnover	60
How to Do Business with the Funds	61
Purchasing Fund Shares	61
Shareholder Servicing Fees	65
Networking and Sub-Transfer Agency Fees	65
Exchanging Fund Shares	66
Redeeming Fund Shares	66
Shareholder Information	69
Dividend Policies	69
Tax Treatment of Shareholders	69
Shareholder Statements and Reports	70
Availability of Proxy Voting Record	70
Portfolio Holdings Disclosure	71
Management of the Funds	72
The Adviser, Administrator and Distributor	72
Advisory Fees	72
Additional Compensation to Financial Intermediaries	72
The Fund Managers	72
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	74
Financial Highlights	76
Appendix A—Underlying Funds	78
How To Reach Us	Back cover

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement Income Fund

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) uses an asset allocation strategy designed for investors who are retired or expect to retire soon. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, large cap funds, and REIT funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

The Adviser may adjust the Fund’s target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the Securities and Exchange Commission (“SEC”), the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

JPMORGAN SMARTRETIREMENT FUNDS

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JPMorgan
    SmartRetirement Income Fund

CONTINUED

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of real estate companies and real estate investment trusts (REITs). These types of securities are subject to the investment risks facing direct investments in real estate as well as risks that are unique to REITs. REITs may have limited resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

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Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	1.12
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.57
Total Annual Fund Operating Expenses[5]	1.94
Fee Waivers and/or Expense Reimbursements[2,6]	(1.20)
Net Expenses[6]	0.74

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.17% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 1.37% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

3

JPMorgan
    SmartRetirement Income Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$76
3 Years	493
5 Years	935
10 Years	2,167

JPMORGAN SMARTRETIREMENT FUNDS

4

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2010 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the

JPMORGAN SMARTRETIREMENT FUNDS

5

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases.

High Yield Securities.  Some of the underlying funds invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies that are highly leveraged, less creditworthy or financial distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and

JPMORGAN SMARTRETIREMENT FUNDS

6

P R O S P E C T U S    JUNE 30

2007

unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

7

JPMorgan
    SmartRetirement 2010 Fund

CONTINUED

Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.11
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.63
Total Annual Fund Operating Expenses[5]	0.99
Fee Waivers and/or Expense Reimbursements[2,6]	(0.18)
Net Expenses[6]	0.81

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.36% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

8

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2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$83
3 Years	297
5 Years	530
10 Years	1,197

JPMORGAN SMARTRETIREMENT FUNDS

9

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2015 Fund

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

10

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less- established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or

JPMORGAN SMARTRETIREMENT FUNDS

11

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

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P R O S P E C T U S    JUNE 30

2007

Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.08
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.68
Total Annual Fund Operating Expenses[5]	1.01
Fee Waivers and/or Expense Reimbursements[2,6]	(0.15)
Net Expenses[6]	0.86

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.33% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

13

JPMorgan
    SmartRetirement 2015 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$88
3 Years	307
5 Years	543
10 Years	1,223

JPMORGAN SMARTRETIREMENT FUNDS

14

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2020 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

15

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

16

P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

17

JPMorgan
    SmartRetirement 2020 Fund

CONTINUED

Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.04
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.72
Total Annual Fund Operating Expenses[5]	1.01
Fee Waivers and/or Expense Reimbursements[2,6]	(0.11)
Net Expenses[6]	0.90

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.29% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$92
3 Years	311
5 Years	547
10 Years	1,226

JPMORGAN SMARTRETIREMENT FUNDS

19

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2025 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market

JPMORGAN SMARTRETIREMENT FUNDS

20

P R O S P E C T U S    JUNE 30

2007

risks,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected. Some of the underlying funds invest in securities of smaller companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not realize earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

JPMORGAN SMARTRETIREMENT FUNDS

21

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

22

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Select Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.79
Total Annual Fund Operating Expenses[5]	1.11
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	0.98

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund (Underlying Fund) Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.32% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

23

JPMorgan
    SmartRetirement 2025 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$100
3 Years	340

JPMORGAN SMARTRETIREMENT FUNDS

24

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2030 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

25

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

26

P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

27

JPMorgan
    SmartRetirement 2030 Fund

CONTINUED

Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.04
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.83
Total Annual Fund Operating Expenses[5]	1.12
Fee Waivers and/or Expense Reimbursements[2,6]	(0.10)
Net Expenses[6]	1.02

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.29% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

28

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2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$104
3 Years	346
5 Years	607
10 Years	1,354

JPMORGAN SMARTRETIREMENT FUNDS

29

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2035 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

30

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

31

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

32

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Select Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.17
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	1.04

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.32% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

33

JPMorgan
    SmartRetirement 2035 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$106
3 Years	359

JPMORGAN SMARTRETIREMENT FUNDS

34

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2040 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s target allocation as of June 30, 2007 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

35

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

36

P R O S P E C T U S    JUNE 30

2007

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund was launched on May 15, 2006 and, therefore, has limited performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

37

JPMorgan
    SmartRetirement 2040 Fund

CONTINUED

Fees and Expenses for Select Class Shares

The expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are based on actual amounts for the six months ending December 31, 2006. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.04
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.84
Total Annual Fund Operating Expenses[5]	1.13
Fee Waivers and/or Expense Reimbursements[2,6]	(0.10)
Net Expenses[6]	1.03

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on actual amounts for the six month period ending December 31, 2006.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the six month period ended December 31, 2006. This amount reflects the allocation for a six month period only through December 31, 2006 and does not reflect subsequent allocations among the underlying funds. The Fund invests in R Class Shares of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. “Acquired Fund (Underlying Fund) Fees and Expenses” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.29% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

38

P R O S P E C T U S    JUNE 30

2007

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$105
3 Years	349
5 Years	613
10 Years	1,366

JPMORGAN SMARTRETIREMENT FUNDS

39

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2045 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser and its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

JPMORGAN SMARTRETIREMENT FUNDS

40

P R O S P E C T U S    JUNE 30

2007

financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

JPMORGAN SMARTRETIREMENT FUNDS

41

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

JPMORGAN SMARTRETIREMENT FUNDS

42

P R O S P E C T U S    JUNE 30

2007

Estimated Fees and Expenses for Select Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.17
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	1.04

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.32% of the average daily net assets for Select Class Shares.

JPMORGAN SMARTRETIREMENT FUNDS

43

JPMorgan
    SmartRetirement 2045 Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$106
3 Years	359

JPMORGAN SMARTRETIREMENT FUNDS

44

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    SmartRetirement 2050 Fund

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 Fund is a “fund of funds” that mainly invests its assets in a combination of equity, fixed income and short-term mutual funds in the same group of investment companies (i.e., JPMorgan Funds). The Fund’s adviser, JPMIM, uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on an annual basis with the asset allocation becoming more conservative as the Fund nears the target retirement date. The Fund’s estimated target allocation through the fiscal year ending June 30, 2008 is as follows:

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

Within 1 to 5 years of the target retirement date, the Fund anticipates reaching a target allocation that approximates the allocation in the JPMorgan SmartRetirement Income Fund. The Adviser may adjust the Fund’s periodic or target allocation from time to time if the Adviser believes another allocation will provide a tactical or other advantage to the Fund. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be combined with the JPMorgan SmartRetirement Income Fund at which point the Fund’s shareholders would become shareholders of the JPMorgan SmartRetirement Income Fund. In addition, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Fund may invest directly in futures and other securities to overweight or underweight allocations among various sectors or markets. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund.

MAIN RISKS

Investments in Mutual Funds.  The Fund’s investments are concentrated in underlying JPMorgan Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the Adviser or its affiliates.

Equity Funds.  The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s

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    SmartRetirement 2050 Fund

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financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying JPMorgan equity fund goes down, the value of your investment in the Fund will be affected.

Foreign and Emerging Market Risks.  Some of the underlying funds invest in foreign securities including equity and debt securities in emerging markets. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fixed Income Funds.  The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying JPMorgan Funds increases and decreases. Some of the underlying funds invest in securities that are considered to be speculative (also known as high yield securities or junk bonds). The high degree of risk involved in these investments can result in substantial or total losses.

Securities of Real Estate Companies and REITs.  Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. Although these underlying funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these underlying funds is closely tied to, and affected by regulatory, business and economic developments that impact the value of real estate. The underlying funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition to the risks facing real estate securities, some of the underlying funds invest in real estate investment trusts (REITs). REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Smaller Companies.  Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund’s investments. Finally, emerging companies in certain sectors may not be profitable and may not anticipate earning profits in the foreseeable future.

Futures and Other Securities.  Although the Fund mainly invests in other JPMorgan Funds, it may also invest directly in futures (if permitted) and other securities as part of its tactical allocation strategy to overweight or underweight its investments among various sectors or markets including foreign and emerging markets. There is no guarantee that the use of these securities will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, futures and other securities are subject to additional risks specific to their structure, sector or market (e.g., futures on foreign securities are subject to foreign investment and emerging market risk; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its

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affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s Performance

The Fund anticipates that it will commence operations after the date of this prospectus, and therefore has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund1. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 6/30.

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Estimated Fees and Expenses for Select Class Shares

The estimated expenses (including acquired fund (underlying fund) fees and expenses) before and after reimbursement are shown below. Total Annual Fund Operating Expenses are estimated for the fiscal year ending June 30, 2008. The table does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.07
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.85
Total Annual Fund Operating Expenses[5]	1.17
Fee Waivers and/or Expense Reimbursements[2,6]	(0.13)
Net Expenses[6]	1.04

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	Acquired Fund Fees and Expenses are estimated upon the anticipated target allocation of the Fund’s assets among the underlying funds through the Fund’s fiscal year ending June 30, 2008. This amount reflects the estimated allocation only. The Fund invests in R Class Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer R Class Shares, the Fund will invest in Institutional Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights will reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through October 31, 2008. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.32% of the average daily net assets for Select Class Shares.

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the examples are based on the estimated Net Expenses through October 31, 2008 and such expenses without fee waivers/expense reimbursements thereafter.

SELECT CLASS
1 Year	$106
3 Years	359

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More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM, JPMorgan Investment Advisors Inc. (JPMIA) or Security Capital Research & Management Incorporated (SC-R&M). Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JPMIA is under common control with JPMIM. SC-R&M is a subsidiary of JPMIA. JPMorgan Asset Management Holdings Inc. holds a majority interest in HCM. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The Funds are designed to produce risk-appropriate investment returns by using three major asset classes: stocks, bonds, and cash or cash equivalents. Diversification is primarily achieved by investing in other JPMorgan Funds, but may also be achieved by investing in futures (if permitted) and other securities. A brief description of these underlying JPMorgan Funds can be found in Appendix A. The principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

The JPMorgan SmartRetirement 2010 Fund, the JPMorgan SmartRetirement 2015 Fund, the JPMorgan SmartRetirement 2020 Fund, the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2030 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2040 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund (collectively, the “Age-Based Funds”) are designed for investors who expect to retire near the applicable target retirement date. The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the Investment Company Act).

JPMIM uses a strategic asset allocation strategy for each of the Age-Based Funds that changes over time as a Fund approaches its target retirement date. As a Fund approaches its target retirement date, each Age-Based Fund’s investment objective migrates from seeking total return to current income. It is anticipated that each Fund’s target asset allocation will match that of the JPMorgan SmartRetirement Income Fund within 1 to 5 years of the target retirement date of the Fund. Once an Age-Based Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Age-Based Fund may combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust.

For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among JPMorgan Funds including U.S. large cap equity funds, U.S. mid cap equity funds, U.S. small cap equity funds, REIT funds, international and emerging markets equity funds, U.S. fixed income funds, emerging markets debt funds, high yield fixed income funds, market neutral funds, and money market funds. The JPMorgan Funds in which the JPMorgan SmartRetirement Funds may invest are referred to in this prospectus as the “underlying funds.” For each Age-Based Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time. For each Fund (other than the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund), the target asset allocation among types of underlying funds as of June 30, 2007 is set forth below. For the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund, and the JPMorgan SmartRetirement 2050 Fund, the target allocation is estimated through the end of the Fund’s first fiscal year ending June 30, 2008.

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The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMORGAN SMARTRETIREMENT INCOME FUND		JPMORGAN SMARTRETIREMENT 2010 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	15%	0–20%	21%	5–25%
U.S. Small/Mid Cap Equity Funds	5	0–10	7	0–10
REIT Funds	4	0–10	6	0–20
International Equity Funds	8	0–20	12	0–20
Emerging Markets Equity Funds	1	0–5	2	0–10
U.S. Fixed Income Funds	49	30–90	42	20–80
Emerging Markets Debt Funds	4	0–15	4	0–15
High Yield Fixed Income Funds	4	0–15	4	0–15
Money Market Funds/Cash and Cash Equivalents	10	0–20	2	0–10

	JPMORGAN SMARTRETIREMENT 2015 FUND		JPMORGAN SMARTRETIREMENT 2020 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	27%	12–32%	32%	20–40%
U.S. Small/Mid Cap Equity Funds	7	0–20	8	0–20
REIT Funds	7	0–20	9	0–20
International Equity Funds	14	5–25	16	5–30
Emerging Markets Equity Funds	3	0–10	4	0–10
U.S. Fixed Income Funds	34	20–60	25	10–50
Emerging Markets Debt Funds	4	0–15	3	0–15
High Yield Fixed Income Funds	4	0–15	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

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CONTINUED

	JPMORGAN SMARTRETIREMENT 2025 FUND		JPMORGAN SMARTRETIREMENT 2030 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	35%	26–46%	38%	26–46%
U.S. Small/Mid Cap Equity Funds	9	0–20	10	0–20
REIT Funds	9	0–20	10	0–20
International Equity Funds	18	0–20	20	10–30
Emerging Markets Equity Funds	4	0–10	5	0–10
U.S. Fixed Income Funds	19	0–40	11	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

	JPMORGAN SMARTRETIREMENT 2035 FUND		JPMORGAN SMARTRETIREMENT 2040 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–15
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

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	JPMORGAN SMARTRETIREMENT 2045 FUND		JPMORGAN SMARTRETIREMENT 2050 FUND
TYPE OF INVESTMENT	TARGET ASSET ALLOCATION	RANGE	TARGET ASSET ALLOCATION	RANGE
U.S. Large Cap Equity Funds	39%	26–46%	39%	26–46%
U.S. Small/Mid Cap Equity Funds	10	0–20	10	0–20
REIT Funds	10	0–20	10	0–20
International Equity Funds	20	10–30	20	10–30
Emerging Markets Equity Funds	5	0–10	5	0–10
U.S. Fixed Income Funds	10	0–40	10	0–40
Emerging Markets Debt Funds	3	0–15	3	0–15
High Yield Fixed Income Funds	3	0–10	3	0–10
Money Market Funds/Cash and Cash Equivalents	0	0–10	0	0–10

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying JPMorgan Funds within the following ranges, subject to changes as described above.

	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Growth and Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

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More About the Funds

CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Growth and Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Intrepid Long/Short Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

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CONTINUED

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Capital Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Diversified Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Diversified Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Dynamic Small Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Micro Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Strategic Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund*	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20

*	The designated underlying fund is currently closed to new investors. The JPMorgan SmartRetirement Funds will not invest in such fund until it is open to new investors such as JPMorgan SmartRetirement Funds.

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Enhanced Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Intermediate Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Strategic Income Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Ultra Short Duration Bond Fund	0–90	0–80	0–60	0–50	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

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	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Growth Fund[1]	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Japan Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Enhanced Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Intermediate Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Strategic Income Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Ultra Short Duration Bond Fund	0–40	0–40	0–40	0–40	0–40

1	The JPMorgan International Growth Fund has commenced operations, but as of the date of this prospectus is not open to the public.

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	INCOME FUND	2010 FUND	2015 FUND	2020 FUND	2025 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–5	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 FUND	2035 FUND	2040 FUND	2045 FUND	2050 FUND
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Bond Fund	0–10	0–10	0–10	0–10	0–10

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

The Funds invest in R Class Shares to the extent that they are available. However, many of the underlying funds currently do not have R Class Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds. Institutional Class Shares have higher expenses than R Class Shares. To the extent that the Funds invest in underlying funds without R Class Shares, the Funds’ total expenses will be higher.

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Additional JPMorgan Funds may be added to the list of underlying funds from time to time. Although the JPMorgan SmartRetirement Funds mainly invests in JPMorgan Funds and cash and cash equivalents, the Funds, to the extent permitted by applicable law or exemptive relief obtained from the SEC, may also invest in futures and other types of securities in lieu of the underlying funds to overweight or underweight allocations among various sectors and markets. Under ordinary circumstances, the Funds will not invest more than 20% of their total assets in futures and other securities; provided, however, the Funds may invest up to 40% of their total assets in futures and other securities for temporary defensive purposes or to respond to unusual market conditions or large cash inflows.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information. The Funds’ Board of Trustees may change any of these investment policies (but not a Fund’s investment objective) without shareholder approval. For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance” and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund is expected to be below 100%. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, adversary, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may

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be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the JPMorgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

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Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in futures and other securities. The market value of an underlying fund’s investments and the Funds’ direct investments in futures (if permitted) and other securities is determined primarily on the basis of readily available market quotations for the fund’s portfolio securities. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the JPMorgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. In addition, the JPMorgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the JPMorgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the JPMorgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate. Because of the use of fair value pricing on a daily basis for equity securities, except for North American, Central American, South American and Caribbean equity securities, the NAV of JPMorgan Funds that invest significantly in such securities would be expected to be most affected by fair valuation although the NAV of other Funds may also be affected from time to time. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days you will not be able to purchase or redeem your shares.

How do I open an account?

1.	Decide how much you want to invest.

•	Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds in order to meet the minimum. There are no minimum levels for subsequent purchases.

•	Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

•	Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

•	Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

2.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

3.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the

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right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be cancelled if JPMorgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

4.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

      JPMORGAN CHASE BANK, N.A.
      ATTN: JPMORGAN FUNDS SERVICES
      ABA 021 000 021
      DDA 323 125 832
       FBO YOUR JPMORGAN FUND
          (EX: JPMORGAN ABC FUND-SELECT)
      YOUR FUND NUMBER & ACCOUNT NUMBER
          (EX: FUND 123-ACCOUNT 123456789)
       YOUR ACCOUNT REGISTRATION
          (EX: XYZ CORPORATION)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such

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Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Select Class Shares of the Fund may be exchanged for Select Class Shares of another JPMorgan Fund or for any other class of the same Fund.

•	All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

•	Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus of any JPMorgan Fund by contacting your Financial Intermediary, or by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET. (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

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1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

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How to Do Business with the Funds

CONTINUED

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

2.	For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by the JPMorgan Funds. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares might produce a taxable gain or loss. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. You are responsible for any tax liabilities generated by your transactions. You should consult your tax advisor for more information about your specific tax situation.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. But if shares are held by a plan that ceases to qualify for tax-exempt treatment, or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described below. You should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of purchasing shares with qualified retirement plan assets.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income to shareholders other than qualified retirement plans generally are taxable as ordinary income. Taxes on distributions of capital gains to such shareholders are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain so long as holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received

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Shareholder Information

CONTINUED

them in cash or reinvested them in additional shares through the dividend reinvestment plan. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds.” in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Early in each calendar year, each Fund will send notices showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

Tax Information

The Form 1099 mailed to certain individual shareholders every January details dividends and their federal tax category. Even if the Funds or a Financial Intermediary provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe that they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

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PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the complete holdings list and the percentage that each of the under lying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Suite 2-J P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund (except the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund) is included in that Fund’s semi-annual report for the six-month period ended December 31. A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund, will be available in the shareholder report of the period after the first re-approval of the investment advisory agreement.

ADVISORY FEES

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Patrik Jakobson. Subject to oversight by Mr. Jakobson, Anne Lester and Michael Schoenhaut, CFA, both members of GMAG, serve as portfolio managers for the Funds. Mr. Jakobson, Ms. Lester and Mr. Schoenhaut have been the portfolio managers for the Funds since their inception. In their capacity as portfolio managers, Ms. Lester, Mr. Schoenhaut, and the team of portfolio managers and analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Jakobson, as portfolio manager and head of GMAG, is responsible for managing GMAG’s tactical allocation investment process and global

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portfolio strategy. An employee of JPMIM since 1987, Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Ms. Lester has been a portfolio manager in GMAG since June 2000, and is responsible for managing multi-asset class portfolios for defined contribution and defined benefit clients. She joined JPMIM in 1992 and, prior to her current role, worked in the Product Development group, as a fixed income and currency trader and as a fixed income portfolio manager. Mr. Schoenhaut is head of quantitative portfolio management for GMAG. An employee since 1997, he is currently responsible for quantitative research for balanced strategies and for the implementation of strategy across balanced accounts. His areas of focus include tactical asset allocation, portfolio construction, strategic asset allocation, and portfolio implementation.

JPMIM, JPMIA, and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying mutual funds, for which they receive a fee.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. In June 2007, the matter, which generally related to the same facts that were the subject of the SEC Order and NYAG settlement discussed above, was settled, and the West Virginia Order will be vacated.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations or requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

JPMorgan Investment Advisors serves as investment adviser to some of the underlying funds.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). Because the JPMorgan SmartRetirement 2025 Fund, the JPMorgan SmartRetirement 2035 Fund, the JPMorgan SmartRetirement 2045 Fund and the JPMorgan SmartRetirement 2050 Fund have not yet commenced operations as of the date of this prospectus, no financial highlights are shown. The information below (except for information for the six months ended December 31, 2006) has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ annual report for the fiscal year ended June 30, 2006, is incorporated by reference in the Statement of Additional Information, which is available on request. The Funds’ financial statements for the semi-annual period (unaudited) ended December 31, 2006 are included in the Funds’ semi-annual report and are also incorporated by reference in the Statement of Additional Information, which is available upon request. The annual report and semi-annual report are available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Select Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains		Total distributions
JPMorgan SmartRetirement Income Fund
Six Months Ended December 31, 2006 (Unaudited)	$14.88	$0.38	(h)	$0.65	$1.03	$(0.26)	$—	(g)	$(0.26)
May 15, 2006 (e) to June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—		(0.10)

JPMorgan SmartRetirement 2010 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.88	0.28		0.97	1.25	(0.34)	(0.01)		(0.35)
May 15, 2006 (e) to June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2015 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.83	0.27		1.19	1.46	(0.34)	(0.01)		(0.35)
May 15, 2006 (e) to June 30, 2006	15.00	0.08		(0.20)	(0.12)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2020 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.79	0.26		1.40	1.66	(0.33)	(0.01)		(0.34)
May 15, 2006 (e) to June 30, 2006	15.00	0.07		(0.23)	(0.16)	(0.05)	—		(0.05)

JPMorgan SmartRetirement 2030 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.75	0.27		1.58	1.85	(0.35)	—	(g)	(0.35)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—		(0.04)

JPMorgan SmartRetirement 2040 Fund
Six Months Ended December 31, 2006 (Unaudited)	14.76	0.27		1.59	1.86	(0.36)	—	(g)	(0.36)
May 15, 2006 (e) to June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Represents only expenses of the Fund, not Underlying Funds.

(e)	Commencement of operations.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Amount rounds to less than $0.01.

(h)	Calculated based upon average shares outstanding.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.65	6.92%	$3,186	0.17%	4.90%	1.37%	4%
14.88	(0.15)	100	0.17	5.35	0.52	1

15.78	8.44	6,702	0.18	5.16	0.36	12
14.88	(0.44)	100	0.18	4.72	0.51	2

15.94	9.89	6,349	0.18	5.58	0.33	22
14.83	(0.79)	99	0.18	4.13	0.51	2

16.11	11.29	9,244	0.18	5.48	0.29	15
14.79	(1.08)	99	0.18	3.55	0.51	6

16.25	12.61	3,742	0.19	5.99	0.29	15
14.75	(1.37)	99	0.19	2.93	0.51	6

16.26	12.67	1,225	0.19	4.22	0.29	13
14.76	(1.31)	99	0.19	2.93	0.51	6

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Appendix A—Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at last 80% of its assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan Bond Fund

JPMorgan Bond Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund’s duration within one year of that of the Lehman Brothers Aggregate Bond Index.

JPMorgan Capital Growth Fund

JPMorgan Capital Growth Fund seeks capital growth over the long term. The Fund invests primarily in common stocks of mid-cap companies which its adviser believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index at the time of purchase.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may

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include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMIA determines to be of comparable quality). As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. These include U.S. government obligations and mortgage-backed and asset-backed securities.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMIA). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds.) As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities.

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor’s 500 Index (S&P 500 Index). Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weighting are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Diversified Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid-cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Diversified Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks, both of which were convertible to common stocks. The Fund invests mainly in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell MidCap Value Index at the time of purchase. The Fund’s investments were primarily in common stocks and real estate investment trusts (REITs).

JPMorgan Dynamic Small Cap Fund

JPMorgan Dynamic Small Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equity to those within the universe of Russell 2000 Growth Index at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond

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markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. The Fund may use derivatives as substitutes for securities in which it can invest.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities of the above countries. The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MCSI) Emerging Markets Equity Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund seeks to provide high current income consistent with principal preservation. The Fund invests in taxable fixed-income securities, including asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds and money market instruments, that the adviser believes have the potential to provide high current income. These securities may be of any maturity, but under normal market conditions the Fund’s duration will be no longer than 1.5 years. Also, the Fund may use interest rate swaps, futures contracts and options to help manage duration, yield curve exposure and credit and spread volatility.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund attempts to keep its dividend yield above the S&P 500 Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration is selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and are, therefore selling below what JPMIA believes to be their long-term investment value. Equity securities in which the Fund primarily invests include common stock, convertible securities and REITs.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index1. The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. JPMIA attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

1	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

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JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan Growth and Income Fund

JPMorgan Growth and Income Fund seeks to provide capital growth over the long-term and earn income from dividends. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund’s adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equity to those within the universe of S&P 500/Citigroup Value Index. The adviser will emphasize companies which are leaders within their sectors. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends. Equity securities in which the Fund primarily invests include common stocks, convertible securities and REITs.

JPMorgan High Yield Bond Fund

JPMorgan High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stocks and other debt securities which are rated below investment grade or unrated. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high- and medium-grade fixed-income securities with intermediate

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maturities. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMIA determines to be of comparable quality) including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. In managing the Fund, JPMIM will seek to diversify the Fund’s portfolio by investing in at least three different issuers in countries other than the United States, but may invest a substantial part of its assets in just one country. The Fund intends to invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada, and other countries or other areas that JPMIM may select from time to time. A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index. However, the Fund may also invest in companies or governments in emerging markets.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital Inter national Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including ADRs), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. JPMIM attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Up to 10% of the Fund’s net assets may be invested in securities of emerging international markets such as Mexico, Chile, Brazil, India and South Africa. JPMIM selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and ease of investing in the country’s market (e.g. reasonable settlement procedures). Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Growth Fund

JPMorgan International Growth Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of such issuers, which may include foreign subsidiaries of U.S. companies. The Fund may, from time to time, also invest in securities of U.S. issuers.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets

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issuers. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks. The Fund focuses on individual equity, selection emphasizing those equity securities that are ranked as undervalued according to proprietary research of the adviser, JPMIM.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. For the Fund, a real estate company is defined as a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the fund’s benchmark. The Fund typically does not invest in U.S. companies. The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although it does not seeks to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser, JPMIM, while underweighting or avoiding those that appear overvalued.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) U.S. companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies.

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Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes have strong earnings growth potential. A “growth” style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with the potential for capital appreciation. JPMIM applies an active equity management style to identify growth-oriented companies with earnings momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Growth Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world.

JPMorgan Intrepid Long/Short Fund

JPMorgan Intrepid Long/Short Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities the adviser believes will underperform. These equity securities will primarily be common stock. By purchasing equity securities expected to outperform and underweighting or selling short equity securities expected to underperform while maintaining a full exposure to the equity market, the Fund seeks to produce returns that exceed those of the Russell 1000 Index. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the Russell 1000 Index. The Fund can underweight or overweight industries or sectors when it believes such underweighting or overweighting will benefit performance. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 100% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on identifying securities that have a market price below what JPMIA believes they are worth, with a “growth” style strategy, which focuses on identifying securities that the adviser believes have above-average growth potential over a long-term horizon. The adviser applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell Midcap Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria listed above or

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if the adviser believes that more attractive opportunities are available.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks of companies that JPMIM believes are undervalued and/or have strong growth potential. It combines a “value” style strategy, which focuses on underlying securities that have a market price below what JPMIM believes they are worth, with a “growth” style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term horizon. JPMIM applies an active equity management style to identify value- and growth-oriented securities with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 3000 Index. The Fund will sell a stock if JPMIM determines that the issuer no longer meets the Fund’s investment criteria or if JPMIM believes that more attractive opportunities are available.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization (generally over $10 billion at the time of purchase) and mid-capitalization (generally between $1 billion and $10 billion at the time of purchase) companies. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in large- or mid-capitalization companies, when JPMIM believes such companies offer attractive opportunities. The Fund invests in a broad portfolio of common stocks that JPMIM believes are undervalued. A “value” style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth with potential to realize their value. JPMIM applies an active equity management style to identify value-oriented companies with momentum. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000 Value Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

JPMorgan Japan Fund

JPMorgan Japan Fund seeks total return from long-term growth. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of Japanese issuers. The Fund, may, from time to time, also invest in securities traded in other markets of the Pacific and the Far East. Under normal circumstances, the Fund anticipates that most of its assets will be invested in securities traded on Japanese markets.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Fund’s adviser, JPMIM considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

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JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Growth Index at the time of purchase. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalization equal to those within the universe of the Russell 1000 Value Index at the time of purchase. The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard and Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard and Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the indices are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or S&P 500 Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets,

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that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills. The Fund purchases securities that it believes are undervalued and sells securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors. In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

JPMorgan Micro Cap Fund

JPMorgan Micro Cap Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in securities of micro cap companies. Micro cap companies are companies with market capitalization equal to those within the universe of the Russell Microcap Index at the time of investment. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-cap companies. Mid-cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which the Fund’s adviser determines to be of comparable quality.) These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that JPMIA considers to be attractive and ‘short selling’ stocks that JPMIA considers to be unattractive. JPMIA considers a company’s fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the market. Because the Fund seeks return over the long term, JPMIA will not attempt to time the market.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate

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demand notes of U.S. and foreign corporations, debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposits, time deposits and other short-term securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. The Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked swaps, options, futures contracts, and other derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign government and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading. Further the Fund will actively manage the inflation protection components using a variety of strategies and tools. The Fund may also invest a significant portion of its assets in derivatives. The Fund will invest primarily in securities that, at the time of purchase, are rated as investment grade or the equivalent by a national rating organization, or unrated but deemed by JPMIM to be of comparable quality. The Fund may invest in shares of other investment companies, including shares of affiliated investment companies.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks to achieve high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund

JPMorgan Short Term Bond Fund seeks to provide high total return, consistent with low volatility of principal. Under normal circumstances, the Fund invests at least 80% of the value of its assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years, similar to that of the Merrill Lynch 1–3 Year Treasury Index.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund

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invests at least 80% of the value of its assets in debt investment. These investments can include asset-backed and mortgage-backed securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that JPMIM believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between zero and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies with market capitalizations equal to those within the universe of Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index stocks at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small-capitalization companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index at the time of purchase. In reviewing investment opportunities for the Fund, JPMIA uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Strategic Income Fund

JPMorgan Strategic Income Fund seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties. The Fund mainly invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that JPMIM believes will produce income or generate return.

JPMorgan Strategic Small Cap Value Fund

JPMorgan Strategic Small Cap Value Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies, which are expected to include both long and short positions. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. In reviewing investments for the Fund, JPMIM uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury and Agency Obligations.

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JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index. Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds and REITs.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies and instrumentalities or repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to short stocks. Selling stock short allows the Fund to more fully exploit insight in stocks that the Fund’s manager expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Viewed sector by sector, the Fund’s net weightings of equity securities are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. By following this process, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as presented by the S&P 500 Index.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund mainly invests in common stocks of REITs and other real estate companies. The Fund may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap U.S. companies. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000 Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit

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performance. Within each sector, the Fund focuses on those stocks that it considers most attractive. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund is managed to meet the requirements of Rule 2a-7 under the Investment Company Act.

JPMorgan Ultra Short Duration Bond Fund

JPMorgan Ultra Short Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated securities which JPMIA determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. Under normal circumstances, the Fund will invest as least 80% of its assets in bonds. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser, JPMIM, believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principals based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company’s stock fully reflects Fuller & Thaler’s expectations as to the company’s future earnings and growth prospects. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Fuller & Thaler selects investments for the Fund based on factors such as recent under-performance of the company’s stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Small Cap Growth Fund

Undiscovered Managers Small Cap Growth Fund seeks long-term capital appreciation. The Fund

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seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund’s sub-adviser, Mazama Capital Management, Inc. (”Mazama“), believes posses superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund.

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-21295)

©JPMorgan Chase & Co. All Rights Reserved. June 2007.

PR-SRS-607

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

June 30, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan SmartRetirement Income Fund (the “JPMorgan SmartRetirement Income Fund”)

JPMorgan SmartRetirement 2010 Fund (the “JPMorgan SmartRetirement 2010 Fund”)

JPMorgan SmartRetirement 2015 Fund (the “JPMorgan SmartRetirement 2015 Fund”)

JPMorgan SmartRetirement 2020 Fund (the “JPMorgan SmartRetirement 2020 Fund”)

JPMorgan SmartRetirement 2025 Fund (the “JPMorgan SmartRetirement 2025 Fund”)

JPMorgan SmartRetirement 2030 Fund (the “JPMorgan SmartRetirement 2030 Fund”)

JPMorgan SmartRetirement 2035 Fund (the “JPMorgan SmartRetirement 2035 Fund”)

JPMorgan SmartRetirement 2040 Fund (the “JPMorgan SmartRetirement 2040 Fund”)

JPMorgan SmartRetirement 2045 Fund (the “JPMorgan SmartRetirement 2045 Fund”)

JPMorgan SmartRetirement 2050 Fund (the “JPMorgan SmartRetirement 2050 Fund”)

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated June 30, 2007, as supplemented from time to time (the “Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated June 30, 2006 and the unaudited Semi-Annual Report dated December 31, 2006 relating to the JPMorgan SmartRetirement Income Fund, the JPMorgan SmartRetirement 2010 Fund, the JPMorgan SmartRetirement 2015 Fund, the JPMorgan SmartRetirement 2020 Fund, the JPMorgan SmartRetirement 2030 Fund and the JPMorgan SmartRetirement 2040 Fund (the “Financial Statements”). The Prospectuses and the Financial Statements are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other JPMorgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
1-800-480-4111

SAI-SRF-607

TABLE OF CONTENTS

GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT RESTRICTIONS	2
INVESTMENT PRACTICES	4
Investments in Underlying Funds	4
Direct Investments in Futures and Other Securities	9
DIVERSIFICATION	16
PORTFOLIO TURNOVER	16
TRUSTEES	17
Standing Committees	17
Ownership of Securities	17
Trustee Compensation	18
INVESTMENT ADVISER	20
Investment Advisory Fees	20
PORTFOLIO MANAGERS	21
Portfolio Managers' Other Accounts Managed	21
Portfolio Managers - Ownership Of Securities	23
ADMINISTRATOR	25
Administrator Fees	25
DISTRIBUTOR	25
Compensation Paid to JPMDS	25
Distribution Fees	26
SHAREHOLDER SERVICING	26
Shareholder Services Fees	26
BROKERAGE AND RESEARCH SERVICES	28
Brokerage Commissions	28
Broker Research	28
Securities of Regular Broker-Dealers	28
FINANCIAL INTERMEDIARY	28
Other Cash Compensation	28
Finder's Fee Commissions	28
Finder's Fee Paid by Adviser and Distributor	29
TAX MATTERS	29
Capital Loss Carryforwards	29
PORTFOLIO HOLDINGS DISCLOSURE	29
SHARE OWNERSHIP	29
Trustees and Officers	29
Principal Holders	30
FINANCIAL STATEMENTS	39

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

PART I

GENERAL

The Trust and the Funds

The Funds are series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:

Fund	Class A	Class C	Select Class	Institutional Class
JPMorgan SmartRetirement Income Fund	X	X	X	X
JPMorgan SmartRetirement 2010 Fund	X	X	X	X
JPMorgan SmartRetirement 2015 Fund	X	X	X	X
JPMorgan SmartRetirement 2020 Fund	X	X	X	X
JPMorgan SmartRetirement 2025 Fund*	X	X	X	X
JPMorgan SmartRetirement 2030 Fund	X	X	X	X
JPMorgan SmartRetirement 2035 Fund*	X	X	X	X
JPMorgan SmartRetirement 2040 Fund	X	X	X	X
JPMorgan SmartRetirement 2045 Fund*	X	X	X	X
JPMorgan SmartRetirement 2050 Fund*	X	X	X	X

* These Funds have not commenced operation as of the date of this SAI and are not yet available for purchase.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

Part I - 1

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Funds, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT, and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

The Funds are “funds of funds” that invest their assets in a combination of JPMorgan equity, fixed income and short-term mutual funds (the “Underlying Funds”). In addition, the Funds may invest directly in futures (if permitted) and other securities to overweight or underweight allocations among various sectors or markets. The Underlying Funds are listed in the Prospectuses.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by JPMT I with respect to the Funds. The investment restrictions listed below under the heading “Fundamental Investment Restrictions” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Funds are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Funds without shareholder approval.

The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the relevant Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Part I - 2

Fundamental Investment Restrictions

1.

The Funds may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

2.

The Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	The Fund may not borrow money, except to the extent permitted by applicable law.

4.	The Funds may make loans to other persons in accordance with the Funds’ investment objectives and policies and to the extent permitted by applicable law.

5.

The Funds may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6.

The Funds may not purchase the securities of any issuer if, as a result more than 25% of a Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This restriction does not apply to investments in other registered investment companies in the same "group of investment companies" as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

7.	The Funds may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.

8.

The Funds may not purchase or sell real estate, (however, the Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental restrictions of the Funds and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies provide that the Funds:

1.

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Funds’ net assets would be in investments which are illiquid.

2.	May not purchase or sell interests in oil, gas or mineral leases.

Part I - 3

INVESTMENT PRACTICES

Investments in Underlying Funds

The Funds investments are concentrated in the Underlying Funds. As a result, the Funds net asset value is impacted by the performance and risk of the Underlying Funds. The main risks associated with the Funds’ investments in the Underlying Funds are described in the Prospectus. The following discusses some additional risks associated with the Funds and their investments in the Underlying Funds. For a complete discussion of the investments and risks of the Underlying Funds, including risks associated with the types of securities in which the Underlying Funds invest, please see the Prospectuses and SAI for each of the Underlying Funds, which may be obtained by calling 1-800-480-4111.

Potential Conflicts of Interests. JPMIM and/or its affiliates serve as adviser to the Underlying Funds. Because JPMIM is the adviser to the Funds and it or its affiliates is adviser to the Underlying Funds, it is subject to certain potential conflicts of interest when allocating the assets of the Funds among the Underlying Funds. Purchases and redemptions of Underlying Fund shares by a Fund due to reallocations or rebalancings may result in an Underlying Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase an Underlying Fund’s transaction costs. Large redemptions by a Fund may cause an Underlying Fund’s expenses to increase due to a resulting smaller asset base. Currently, the portfolio managers for the Funds do not also serve as portfolio managers for the Underlying Funds. If new Underlying Funds are added as eligible investments and the portfolio managers for the Funds also serve as portfolio managers for such new Underlying Funds, the portfolio managers may have regular and continuous access to the holdings of such Underlying Funds. In addition, the portfolio managers of the Funds as employees of the Adviser may have general knowledge concerning the investment strategies and techniques used by the Underlying Funds. For more information about potential conflicts of interest, see “Potential Conflicts of Interest” in Part II of this SAI.

Credit Risk. There is risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Underlying Funds. Such default could result in losses to the Underlying Funds and to the Funds. In addition, the credit quality of securities held by an Underlying Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an Underlying Fund. Lower credit quality also may affect liquidity and make it difficult for the Underlying Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Derivatives Risk. The Underlying Funds may utilize a variety of derivative instruments for hedging or risk management purposes or as part of their leveraging or investment strategies. Derivatives include options contracts (including options on futures contracts), futures contracts, swap agreements (including credit default swaps) and short sales. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leveraging risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, some of the Underlying Funds use derivatives to increase income or gain to the Underlying Funds. There is no assurance that such investments will achieve their objective and may result in losses to the Underlying Funds.

Part I - 4

The Underlying Funds will be subject to credit risk with respect to the counterparties of the derivative contracts purchased by the Underlying Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract because of financial difficulties, an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Such Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Foreign Securities and Emerging Markets. Certain of the Underlying Funds may invest in certain foreign securities. An Underlying Funds’ investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Underlying Funds’ operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Underlying Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to an Underlying Fund by domestic companies.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, an Underlying Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Since investments in foreign securities may involve foreign currencies, the value of an Underlying Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Underlying Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds’ currency exposure related to foreign investments. Some of the Underlying Funds may use forward commitments for non-hedging purposes such as increasing income or gain to the Fund.

Certain of the Underlying Funds also invest in countries with emerging economies or securities markets. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability

Part I - 5

characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Underlying Funds’ investments in those countries and the availability to an Underlying Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Underlying Funds’ investments in such countries illiquid and more volatile than investments in more developed countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

Foreign Currency Exchange Transactions. Certain of the Underlying Funds may from time to time enter into foreign currency exchange transactions. A forward foreign currency exchange contract is an obligation by the Underlying Funds to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Certain of the Underlying Funds may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Underlying Funds may enter into forward foreign currency contracts to increase income and gain. The Underlying Funds may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Underlying Funds would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Underlying Funds to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Part I - 6

Certain of the Underlying Funds may also invest in non-deliverable forwards (“NDFs”). Although NDFs are similar to forward foreign currency exchange contracts (which certain of the Underlying Funds are currently permitted to enter into), NDFs do not require physical delivery of the currency on the settlement date. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Underlying Funds will typically use NDFs for hedging purposes, but may from time-to-time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Underlying Funds, and the cost of such strategies may reduce such Underlying Funds’ returns.

Government Securities. Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment or principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

High Yield/High Risk Securities/Junk Bonds. Certain of the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Part I - 7

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund’s investments in lower rated securities.

Interest Rate Risk. Some of the Underlying Funds primarily invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these Underlying Funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Underlying Funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Non-Diversified. Certain of the Underlying Funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Underlying Funds’ shares being more sensitive to the economic results of those issuing the securities.

REITs and Securities of Real Estate Companies. Investments by certain of the Underlying Funds will be highly concentrated in the securities of companies in industries in the real estate sector. Although these Underlying Funds do not invest in real estate directly, they are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these Underlying Funds is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The Underlying Funds’ investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up and/or liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Underlying Funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Underlying Funds invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

Part I - 8

In addition to the risks facing real estate securities, the Underlying Funds’ investments in real estate investment trusts (“REITs”) involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volumes and may be more volatile than other securities.

Strategy Risk. The main investment strategy of some of the Underlying Funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the Underlying Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by certain of the Underlying Funds involves risks different than direct equity investments.

Some of the Underlying Funds will engage in short selling. In these transactions, the Underlying Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Underlying Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund, which may result in a loss or gain, respectively. In addition, some of the Underlying Funds may enter into short sales of instruments such as mortgage TBAs which do not involve borrowing a security. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale. The use of short sales may result in the Underlying Funds realizing more short-term capital gains and ordinary income tax rates than they would if they did not engage in such short sales.

Direct Investments In Futures and Other Securities

Although the Funds mainly invest in the Underlying Funds, to the extent permitted by applicable law or exemptive relief obtained from the SEC, the Funds may also invest in futures and other securities in lieu of the Underlying Funds to overweight or underweight allocations among various sectors and markets. Under ordinary circumstances, the Funds will no invest more than 20% of their total assets in futures and other securities; provided, however, the Funds may invest up to 40% of their total assets in such futures and other securities for temporary defensive purposes or to respond to unusual market conditions or large cash inflows.

What follows is a list of some of the securities and techniques which may be utilized by the Funds only to the extent permitted under current applicable law. These strategies and techniques may also be used by the Underlying Funds as discussed in the Underlying Funds’ prospectuses and SAIs. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Part I - 9

FUND NAME	FUND CODE
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	2
JPMorgan SmartRetirement 2015 Fund	3
JPMorgan SmartRetirement 2020 Fund	4
JPMorgan SmartRetirement 2025 Fund	5
JPMorgan SmartRetirement 2030 Fund	6
JPMorgan SmartRetirement 2035 Fund	7
JPMorgan SmartRetirement 2040 Fund	8
JPMorgan SmartRetirement 2045 Fund	9
JPMorgan SmartRetirement 2050 Fund	10

Instrument	Fund Code	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1-10	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

	1-10	Asset-Backed Securities
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-10	Auction Rate Securities

Bank Obligations:  Bank obligations consist of bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-10	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-10	Miscellaneous Investment Strategies and Risks

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

	1-10	Foreign Investments (including Foreign Currencies)

Part I - 10

Instrument	Fund Code	Part II Section Reference

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

	1-10	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-10	Commercial Paper
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	*	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-10	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-10	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-10	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

	1-10	Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	1-10	Swaps and Related Swap Products

Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	1-10	Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-10	Demand Features

Part I - 11

Instrument	Fund Code	Part II Section Reference

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

	1-10	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

	1-10	Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including Non-Deliverable Forwards (NDFs)), forward rate agreements and currency swaps, caps and floors.

	*	Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

	1-10	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	1-10	Debt Instruments

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	1-10	Debt Instruments
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	1-10	Equity Securities, Warrants and Rights
Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	1-10	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	1-10	Inverse Floaters and Interest Rate Caps

Part I - 12

Instrument	Fund Code	Part II Section Reference

Investment Company Securities:  Shares of other investment companies, including funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-10	Investment Company Securities and Exchange Traded Funds
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments.	1-10	Loan Participations and Assignments

Master Limited Partnership: A limited partnership that is publicly traded on a securities exchange. A Fund will only invest in Qualified Publicly Traded Partnerships, as defined in the Internal Revenue Code of 1986, as amended.

	1-10	Miscellaneous Investment Strategies and Risks
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	1-10	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	1-10	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	1-10	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

	1-10	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-10	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-10	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

	1-10	Options and Futures Transactions

Part I - 13

Instrument	Fund Code	Part II Section Reference
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-10	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-10	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-10	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-10	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-10	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-10	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	*	Securities Lending

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	*	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1-10	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-10	Foreign Investments (including Foreign Currencies)

Part I - 14

Instrument	Fund Code	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

	1-10	Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

	1-10	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-10	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	1-10	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest all or a part of its assets in cash and cash equivalents for temporary defensive purposes.	1-10	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-10	Treasury Receipts

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments

	1-10	Trust Preferreds

Part I - 15

Instrument	Fund Code	Part II Section Reference

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").

	1-10	Mortgage-Related Securities

U.S. Government Obligations:  U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

	1-10	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

	1-10	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-10	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

	1-10	Debt Instruments

* These investments and strategies are not used by the JPMorgan SmartRetirement Funds, but may be used by the Underlying Funds.

DIVERSIFICATION

The Funds intend to meet the diversification requirement of the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio

Part I - 16

turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in the Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the fiscal period ended June 30, 2006.

Fund	Fiscal Year Ended 6/30/06*
JPMorgan SmartRetirement Income Fund	1%
JPMorgan SmartRetirement 2010 Fund	2
JPMorgan SmartRetirement 2015 Fund	2
JPMorgan SmartRetirement 2020 Fund	6
JPMorgan SmartRetirement 2025 Fund[1]	N/A
JPMorgan SmartRetirement 2030 Fund	6
JPMorgan SmartRetirement 2035 Fund[1]	N/A
JPMorgan SmartRetirement 2040 Fund	6
JPMorgan SmartRetirement 2045 Fund[1]	N/A
JPMorgan SmartRetirement 2050 Fund[1]	N/A

* Because the Funds were launched on May 15, 2006, the fiscal year ended June 30, 2006 covers the period from May 15 to June 30, 2006.
1 The Fund has not commenced operations as of the date of this SAI, therefore, there is no portfolio turnover rate.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit Committee met four times during the year ended December 31, 2006. The Compliance Committee met four times during the year ended December 31, 2006. The Governance Committee met five times during the year ended December 31, 2006. The Investments Committee met six times during the fiscal year ended December 31, 2006. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds as of December 31, 2006, and each Trustee’s aggregate dollar range of ownership in any JPMorgan Funds that the Trustee oversees in the Family of Investment Companies.

Part I - 17

Name of Trustee	Dollar Range of Equity Securities in the JPMorgan SmartRetirement Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Dependent Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (131 funds).
(2) For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2006. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2006.

As of December 31, 2006, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the JPMorgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the JPMorgan Funds Complex for the calendar year ended December 31, 2006, is set forth below:

Part I - 18

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2010 Fund	JPMorgan SmartRetirement 2015 Fund
Independent Trustees
William J. Armstrong	$1	$7	$11
Roland R. Eppley, Jr.	^	5	9
John F. Finn	1	5	9
Dr. Matthew Goldstein	1	6	10
Robert J. Higgins	1	6	10
Peter C. Marshall	1	7	12
Marilyn McCoy	1	7	11
William G. Morton, Jr.	^	5	9
Robert A. Oden, Jr.	1	5	9
Fergus Reid, III	1	10	17
Frederick W. Ruebeck	1	6	10
James J. Schonbachler	^	5	9
Interested Trustee
Leonard M. Spalding, Jr.	1	7	11

^ Amount rounds to less than $1.

Name of Trustee	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund(a)	JPMorgan SmartRetirement 2030 Fund
Independent Trustees
William J. Armstrong	$23	None	$24
Roland R. Eppley, Jr.	18	None	18
John F. Finn	18	None	18
Dr. Matthew Goldstein	21	None	21
Robert J. Higgins	21	None	21
Peter C. Marshall	25	None	25
Marilyn McCoy	23	None	24
William G. Morton, Jr.	18	None	18
Robert A. Oden, Jr.	18	None	18
Fergus Reid, III	35	None	35
Frederick W. Ruebeck	21	None	21
James J. Schonbachler	18	None	18
Interested Trustee
Leonard M. Spalding, Jr.	23	None	24

(a) The Fund has not commenced operations as of the date of this SAI. Therefore, the Fund has not paid any compensation to the trustees.

Part I - 19

Name of Trustee	JPMorgan SmartRetirement 2035 Fund(a)	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund(a)
Independent Trustees
William J. Armstrong	None	$22	None
Roland R. Eppley, Jr.	None	17	None
John F. Finn	None	17	None
Dr. Matthew Goldstein	None	20	None
Robert J. Higgins	None	20	None
Peter C. Marshall	None	23	None
Marilyn McCoy	None	22	None
William G. Morton, Jr.	None	17	None
Robert A. Oden, Jr.	None	17	None
Fergus Reid, III	None	32	None
Frederick W. Ruebeck	None	20	None
James J. Schonbachler	None	17	None
Interested Trustee
Leonard M. Spalding, Jr.	None	22	None

(a) The Fund has not commenced operations as of the date of this SAI. Therefore, the Fund has not paid any compensation to the trustees.

Name of Trustee	JPMorgan SmartRetirement 2050 Fund(a)	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$235,000
Roland R. Eppley, Jr.	None	183,000
John F. Finn	None	91,500	^
Dr. Matthew Goldstein	None	210,000
Robert J. Higgins	None	105,000	^^
Peter C. Marshall	None	250,000
Marilyn McCoy	None	235,000
William G. Morton, Jr.	None	183,000
Robert A. Oden, Jr.	None	128,100	^^^
Fergus Reid, III	None	350,000
Frederick W. Ruebeck	None	210,000
James J. Schonbachler	None	183,000
Interested Trustee
Leonard M. Spalding, Jr.	None	117,500	^^^^

(a) The Fund has not commenced operations as of the date of this SAI. Therefore, the Fund has not paid any compensation to the trustees.

(1) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (131 funds).

^ Does not include $91,500 of Deferred Compensation.
^^ Does not include $105,000 of Deferred Compensation.
^^^ Does not include $54,900 of Deferred Compensation.
^^^^ Does not include $117,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the JPMorgan SmartRetirement Funds, although it and its affiliates receive investment advisory fees from the Underlying Funds.

Part I - 20

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2006:

Non-Performance Based Fee Advisory Accounts
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan SmartRetirement Income Fund
Patrik Jakobson	15	$1,111	0	$0	51	$3,365
Anne Lester	7	802	0	0	82	2,969
Mike Schoenhaut	5	129	0	0	1	101
JPMorgan SmartRetirement 2010 Fund
Patrik Jakobson	15	1,104.5	0	0	51	3,365
Anne Lester	7	795.5	0	0	82	2,969
Mike Schoenhaut	5	122.5	0	0	1	101
JPMorgan SmartRetirement 2015 Fund
Patrik Jakobson	15	1,100.5	0	0	51	3,365
Anne Lester	7	791.5	0	0	82	2,969
Mike Schoenhaut	5	118.5	0	0	1	101
JPMorgan SmartRetirement 2020 Fund
Patrik Jakobson	15	1,079.5	0	0	51	3,365
Anne Lester	7	770.5	0	0	82	2,969
Mike Schoenhaut	5	97.5	0	0	1	101
JPMorgan SmartRetirement 2025 Fund
Patrik Jakobson	16	1,110.5	0	0	51	3,365
Anne Lester	8	802.5	0	0	82	2,969
Mike Schoenhaut	6	129.5	0	0	1	101
JPMorgan SmartRetirement 2030 Fund
Patrik Jakobson	15	1.072.5	0	0	51	3,365
Anne Lester	7	763.5	0	0	82	2,969
Mike Schoenhaut	5	90.5	0	0	1	101
JPMorgan SmartRetirement 2035 Fund
Patrik Jakobson	16	1,110.5	0	0	51	3,365
Anne Lester	8	802.5	0	0	82	2,969
Mike Schoenhaut	6	129.5	0	0	1	101
JPMorgan SmartRetirement 2040 Fund
Patrik Jakobson	15	1,071.5	0	0	51	3,365

Part I - 21

Non-Performance Based Fee Advisory Accounts
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Anne Lester	7	762.5	0	0	82	2,969
Mike Schoenhaut	5	89.5	0	0	1	101
JPMorgan SmartRetirement 2045 Fund
Patrik Jakobson	16	1,110.5	0	0	51	3,365
Anne Lester	8	802.5	0	0	82	2,969
Mike Schoenhaut	6	129.5	0	0	1	101
JPMorgan SmartRetirement 2050 Fund
Patrik Jakobson	16	1,110.5	0	0	51	3,365
Anne Lester	8	802.5	0	0	82	2,969
Mike Schoenhaut	6	129.5	0	0	1	101

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2006:

Performance Based Fee Advisory Accounts
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan SmartRetirement Income Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2010 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2015 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2020 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2025 Fund
Patrik Jakobson	0	0	0	0	0	0

Part I - 22

Non-Performance Based Fee Advisory Accounts
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2030 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2035 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2040 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2045 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0
JPMorgan SmartRetirement 2050 Fund
Patrik Jakobson	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Mike Schoenhaut	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager as of June 30, 2006:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001-$1,000,000	Over $1,000,000
JPMorgan SmartRetirement Income Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X

Part I - 23

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001-$1,000,000	Over $1,000,000
JPMorgan SmartRetirement 2010 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2015 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2020 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2025 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2030 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2035 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2040 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X
JPMorgan SmartRetirement 2045 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X

Part I - 24

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001-$1,000,000	Over
JPMorgan SmartRetirement 2050 Fund
Patrik Jakobson	X
Anne Lester	X
Mike Schoenhaut	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of SAI.

ADMINISTRATOR

Administrator Fees

The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The administrator is an indirect, wholly-owned subsidiary of JPMorgan Chas & Co.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal period ended June 30, 2006 (amounts in thousands):

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
JPMorgan SmartRetirement Income Fund	—	—	—	$31.31
JPMorgan SmartRetirement 2010 Fund	—	—	—	31.45
JPMorgan SmartRetirement 2015 Fund	—	—	—	31.15
JPMorgan SmartRetirement 2020 Fund	$20.11	—	—	34.69
JPMorgan SmartRetirement 2025 Fund*	N/A	N/A	N/A	N/A
JPMorgan SmartRetirement 2030 Fund	—	—	—	31.07
JPMorgan SmartRetirement 2035 Fund*	N/A	N/A	N/A	N/A
JPMorgan SmartRetirement 2040 Fund	—	—	—	30.81
JPMorgan SmartRetirement 2045 Fund*	N/A	N/A	N/A	N/A

Part I - 25

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
JPMorgan SmartRetirement 2050 Fund*	N/A	N/A	N/A	N/A

* The Fund has not commenced operation as of the date of this SAI. Therefore, the Fund has not paid any distribution fees.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal period ended June 30, 2006 was $15.90. For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to or that were accrued by JPMDS (waived amounts are in parentheses) with respect to the fiscal period indicated (amounts in thousands):

	Fiscal Year Ended 6/30/06
Fund	Paid	Waived
JPMorgan SmartRetirement Income Fund	$31	—
JPMorgan SmartRetirement 2010 Fund	31	—
JPMorgan SmartRetirement 2015 Fund	31	—
JPMorgan SmartRetirement 2020 Fund	35	—
JPMorgan SmartRetirement 2025 Fund*	N/A	N/A
JPMorgan SmartRetirement 2030 Fund	31	—
JPMorgan SmartRetirement 2035 Fund*	N/A	N/A
JPMorgan SmartRetirement 2040 Fund	31	—
JPMorgan SmartRetirement 2045 Fund*	N/A	N/A
JPMorgan SmartRetirement 2050 Fund*	N/A	N/A

* The Fund has not commenced operation as of the date of this SAI. Therefore, the Fund has not paid any 12b-1 fees.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%
Institutional Class	0.10%

Part I - 26

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal period indicated (amounts in thousands).

	Fiscal Year Ended 6/30/06
Fund	Paid	Waived
JPMorgan SmartRetirement Income Fund
Class A Shares	$ 5	$ (3)
Class C Shares	5	(3)
Select Class Shares	19	(12)
Institutional Class Shares	—	(13)
JPMorgan SmartRetirement 2010 Fund
Class A Shares	5	(3)
Class C Shares	5	(3)
Select Class Shares	18	(13)
Institutional Class Shares	—	(131)
JPMorgan SmartRetirement 2015 Fund
Class A Shares	5	(3)
Class C Shares	5	(3)
Select Class Shares	18	(13)
Institutional Class Shares	—	(198)
JPMorgan SmartRetirement 2020 Fund
Class A Shares	6	(4)
Class C Shares	4	(4)
Select Class Shares	19	(12)
Institutional Class Shares	—	(596)
JPMorgan SmartRetirement 2025 Fund*
Class A Shares	N/A	N/A
Class C Shares	N/A	N/A
Select Class Shares	N/A	N/A
Institutional Class Shares	N/A	N/A
JPMorgan SmartRetirement 2030 Fund
Class A Shares	5	(3)
Class C Shares	5	(3)
Select Class Shares	18	(12)
Institutional Class Shares	—	(683)
JPMorgan SmartRetirement 2035 Fund*
Class A Shares	N/A	N/A
Class C Shares	N/A	N/A
Select Class Shares	N/A	N/A
Institutional Class Shares	N/A	N/A
JPMorgan SmartRetirement 2040 Fund
Class A Shares	5	(3)
Class C Shares	5	(3)
Select Class Shares	18	(12)
Institutional Class Shares	—	(732)
JPMorgan SmartRetirement 2045 Fund*
Class A Shares	N/A	N/A
Class C Shares	N/A	N/A
Select Class Shares	N/A	N/A

Part I - 27

Fiscal Year Ended 6/30/06
Fund	Paid	Waived
Institutional Class Shares	N/A	N/A
JPMorgan SmartRetirement 2050 Fund*
Class A Shares	N/A	N/A
Class C Shares	N/A	N/A
Select Class Shares	N/A	N/A
Institutional Class Shares	N/A	N/A

* The Fund has not commenced operation as of the date of this SAI. Therefore, the Fund has not paid any shareholder servicing fees.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Because the Funds invested only in the Underlying Funds for the fiscal period ended June 30, 2006, the Funds did not pay any brokerage commissions.

Broker Research

The JPMorgan SmartRetirement Funds do not presently allocate any brokerage commissions to brokers for broker research, including third-party broker research, which is provided to JPMIM.

Securities of Regular Broker-Dealers

Because the Funds invested only in the Underlying Funds for the fiscal period ended June 30, 2006, the Funds did not own securities of their regular broker-dealers.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended June 30, 2006, the Funds’ Adviser and JPMDS paid approximately $758,119 for all of the Funds pursuant to their other cash compensation arrangements.

Finder’s Fee Commissions

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

Financial Intermediaries who sell over $1 million of Class A Shares of the JPMorgan SmartRetirement Funds may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Part I - 28

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 -- $9,999,999	0.75%
$10,000,000 -- $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a JPMorgan SmartRetirement Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of a JPMorgan SmartRetirement Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Finder’s Fees Paid By Adviser and Distributor

For the fiscal period ended June 30, 2006, the Adviser and JPMDS paid approximately $ approximately $370,411 in finder’s fees. For a more complete discussion, see “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

There were no capital loss carryforwards for the Funds for the fiscal period ended June 30, 2006. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of the SAI.

SHARE OWNERSHIP

Trustees and Officers. As of March 30, 2007, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Part I - 29

Principal Holders. As of March 30, 2007, the following persons owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI:

Name of Fund	Name and Address of Shareholder	Percentage Held
SMARTRETIREMENT 2010 FUND
CLASS A SHARES	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO GLENMARK INDUSTRIES INC EMPLOYEE PSP PO BOX 105117 ATLANTA GA 30348-5117	24.14%
	JPMORGAN CHASE BANK AS TRUSTEE FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	60.52%
	JPMORGAN CHASE BANK TTEE* FBO HIP OPEIU LOCAL 153 EMPLOYEES 401K PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.66%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	72.54%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST IRA OF CARROLL DALE TRAIL 9835 N PLATT RD MILAN MI 48160-9539	25.27%

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.09%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	25.24%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.56%

Part I - 30

	JP MORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	18.22%
SELECT CLASS SHARES	AMVESCAP NATL TRUST CO AGENT FOR BANKONE FBO UTILITIES INC WATER SVCS CORP 401K PLAN PO BOX 105779 ATLANTA GA 30348-5779	10.43%
	CHARLES R DUFFY JR TRACY W KNAPP MARK A MILTON TRUSTEES FBO KANSAS CITY LIFE INSURANCE CO SAVINGS AND PROFIT SHARING PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.42%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	59.53%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.96%
SMARTRETIREMENT 2015 FUND
CLASS A SHARES	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO LEMAN U S A INC PS 401K PLAN PO BOX 105117 ATLANTA GA 30348-5117	15.06%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	59.79%
	JPMORGAN CHASE BANK TTEE* FBO HIP OPEIU LOCAL 153 EMPLOYEES 401K PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.81%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	68.47%

Part I - 31

	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	31.25%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.65%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	43.34%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	17.29%
	JP MORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	12.62%
SELECT CLASS SHARES	CHARLES R DUFFY JR TRACY W KNAPP MARK A MILTON TRUSTEES FBO KANSAS CITY LIFE INSURANCE CO SAVINGS AND PROFIT SHARING PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.28%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	71.30%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	15.37%
SMARTRETIREMENT 2020 FUND
CLASS A SHARES	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO BELL CORP 401K PLAN PO BOX 105117 ATLANTA GA 30348-5117	33.01%

Part I - 32

	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO GLENMARK INDUSTRIES INC EMPLOYEE PSP PO BOX 105117 ATLANTA GA 30348-5117	39.34%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.60%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.86%
	NFS LLC FEBO JPMORGAN CHASE BK ROTH CONVERSION CUST IRA OF MICHAEL LUNDSTEN 7926 W LAUREL LN PEORIA AZ 85345-1327	8.17%
	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	65.65%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.42%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	27.63%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	31.61%

Part I - 33

	JP MORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	8.19%
SELECT CLASS SHARES	AMVESCAP NATL TRUST CO AGENT FOR BANKONE FBO UTILITIES INC WATER SVCS CORP 401K PLAN PO BOX 105779 ATLANTA GA 30348-5779	19.46%
	CHARLES R DUFFY JR TRACY W KNAPP MARK A MILTON TRUSTEES FBO KANSAS CITY LIFE INSURANCE CO SAVINGS AND PROFIT SHARING PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.08%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	50.27%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	14.50%
SMARTRETIREMENT 2030 FUND
CLASS A SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	70.44%
	JPMORGAN CHASE BANK TTEE* FBO HIP OPEIU LOCAL 153 EMPLOYEES 401K PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.42%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	41.80%
	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	55.43%

Part I - 34

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	28.13%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	49.45%
	JP MORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	6.63%
SELECT CLASS SHARES	AMVESCAP NATL TRUST CO AGENT FOR BANKONE FBO UTILITIES INC WATER SVCS CORP 401K PLAN PO BOX 105779 ATLANTA GA 30348-5779	19.09%
	CHARLES R DUFFY JR TRACY W KNAPP MARK A MILTON TRUSTEES FBO KANSAS CITY LIFE INSURANCE CO SAVINGS AND PROFIT SHARING PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.30%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	47.85%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	15.39%
SMARTRETIREMENT 2040 FUND
CLASS A SHARES	GPC SECURITIES INC AS AGENT FOR JP MORGAN CHASE BANK FBO U.S. BRASS & COPPER 401K PROFIT SHARING PLAN PO BOX 105117 ATLANTA GA 30348-5117	63.42%

Part I - 35

	JPMORGAN CHASE BANK AS TRUSTEE FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.27%
	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	5.34%
CLASS C SHARES	FIRST CLEARING LLC KATIE B WARNER SIMPLE IRA FCC AS CUSTODIAN 745 W 2350 N LAYTON UT 84041-4767	5.45%
	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	83.75%
	STATE STREET BANK & TRUST CO CUST FOR THE ROTH IRA TRAVIS M HUNT 10602 STONE FALLS LN FRISCO TX 75035-2938	8.92%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	21.70%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	62.34%
	JP MORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	5.34%
SELECT CLASS SHARES	CHARLES R DUFFY JR TRACY W KNAPP MARK A MILTON TRUSTEES FBO KANSAS CITY LIFE INSURANCE CO SAVINGS AND PROFIT SHARING PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	15.11%

Part I - 36

	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	53.60%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.14%
	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	6.23%
SMARTRETIREMENT INCOME FUND
CLASS A SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.12%
	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	32.28%
	NFS LLC FEBO RUTH J BRANNON 2307 UTLEY RD FLINT MI 48532-4966	59.88%
CLASS C SHARES	ASMITA B GAMI BHARAT M GAMI JT WROS 512 HUDSON AVE WEEHAWKEN NJ 07086-5716	6.05%
	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	93.54%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS DEFINED CONTRIBUTION PENSION PLAN FOR HOURLY EMPLOYEES C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.18%

Part I - 37

	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	31.63%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	13.47%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.88%
	JPMORGAN CHASE TTEE* FBO CITY UTILITIES OF SPRINGFIELD THRIFT SVGS PLAN ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.51%
	JPMORGAN CHASE TTEE* FBO DEFERRED COMP PLAN FOR PUBLIC EMPL OF CITY UTILITIES PLAN ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.91%
SELECT CLASS SHARES	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	69.26%
	JPMORGAN CHASE BANK AS TTEE* FBO ELMERS PRODUCTS INC 401K PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	21.42%

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of a Predecessor Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

Part I - 38

FINANCIAL STATEMENTS

The audited financial statements are incorporated by reference into this SAI. The financial statements for the fiscal year ended June 30, 2006 have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. The financial statements for the six-month period ended December 31, 2006, are unaudited and are incorporated herein by reference. These financial statements are available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

Part I - 39

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices that apply to each of the JPMorgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” means each JPMorgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

Part II - i

PART II

TABLE OF CONTENTS

INVESTMENT STRATEGIES AND POLICIES	1
Asset-Backed Securities	1
Auction Rate Securities	2
Bank Obligations	3
Commercial Paper	3
Convertible Securities	3
Custodial Receipts	3
Debt Instruments	4
Demand Features	8
Equity Securities, Warrants and Rights	8
Foreign Investments (including Foreign Currencies)	9
Inverse Floaters and Interest Rate Caps	16
Investment Company Securities and Exchange Traded Funds	17
Loan Participations and Assignments	18
Miscellaneous Investment Strategies and Risks	19
Mortgage-Related Securities	22
Municipal Securities	28
Options and Futures Transactions	32
Real Estate Investment Trusts (“REITs”)	36
Repurchase Agreements	37
Securities Lending	38
Short Selling	38
Short-Term Funding Agreements	39
Structured Investments	39
Swaps and Related Swap Products	40
Synthetic Variable Rate Instruments	42
Treasury Receipts	42
U.S. Government Obligations	42
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	43
RISK MANAGEMENT	44
SPECIAL FACTORS AFFECTING CERTAIN FUNDS	44
DIVERSIFICATION	44

Part II - ii

DISTRIBUTIONS AND TAX MATTERS	45
TRUSTEES	55
OFFICERS	59
INVESTMENT ADVISERS	61
POTENTIAL CONFLICTS OF INTEREST	65
PORTFOLIO MANAGER COMPENSATION	67
CODES OF ETHICS	68
PORTFOLIO TRANSACTIONS	68
ADMINISTRATOR	72
DISTRIBUTOR	73
DISTRIBUTION PLAN	73
SECURITIES LENDING AGENT	76
CUSTODIAN	76
CUSTODY FEES AND EXPENSES	77
TRANSFER AGENT	78
SHAREHOLDER SERVICING	78
EXPENSES	80
FINANCIAL INTERMEDIARIES	81
CASH COMPENSATION TO FINANCIAL INTERMEDIARIES	81
TRUST COUNSEL	82
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	82
PURCHASES, REDEMPTIONS AND EXCHANGES	82
DIVIDENDS AND DISTRIBUTIONS	88
NET ASSET VALUE	88
DELAWARE TRUSTS	89
MASSACHUSETTS TRUSTS	90
MARYLAND CORPORATION	91
DESCRIPTION OF SHARES	91

Part II - iii

PORTFOLIO HOLDINGS DISCLOSURE	94
PROXY VOTING PROCEDURES AND GUIDELINES	95
ADDITIONAL INFORMATION	99
APPENDIX A--DESCRIPTION OF RATINGS	A-1

Part II - iv

INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior

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tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order, a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

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Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds will not invest in obligations for which a Fund's Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See "Variable and Floating Rate Instruments" below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Subject to a Fund's investment restrictions, objective and strategy, the Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible

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securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities,

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valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities.

There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and Floating Rate Instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term

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fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification and Quality Descriptions”. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

(1) Adjustable Rate Government Securities.   A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities.   A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities.   A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities.   A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities.   A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes.   Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund’s net assets (10% for the JPMorgan Funds which are Money Market Funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such

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instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company's capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

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Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Risks Associated with Initial Public Offerings (“IPOs”). The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies, an issuer of a security may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks.   Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs.   Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

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Accounting and Regulatory Differences.   Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk.   Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategies to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) foreign

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exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and

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shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. In addition, certain Funds may engage in such transactions as a

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substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

Transaction Hedging.   When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

Position Hedging.   When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund's Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency Exchange Contracts. For hedging purposes or to increase income or gain, a Fund may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The

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contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Foreign Currency Futures Contracts.   Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the

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interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

Foreign Currency Conversion.   Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies that are thinly-traded, illiquid or otherwise non-convertible (each a “Reference Currency”). NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts (which the Funds are currently permitted to enter into), NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may from time to time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Other Foreign Currency Hedging Strategies.   New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective, and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

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Risk Factors in Hedging Transactions. The following is a summary of certain risks associated with foreign currency hedging transactions:

Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Judgment of the Adviser. Successful use of hedging instruments by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a

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specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. The 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

The 1940 Act’s limits summarized above do not apply to any JPMorgan Fund which is a fund of funds (“Fund of Funds”) such as the JPMorgan Investor Funds (the “Investor Funds’) or the JPMorgan SmartRetirement Funds or to other Funds to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Effective July 31, 2006, under SEC Rule 12d1-1, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule.

Pursuant to exemptive rules under the 1940 Act effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund's investment policies and (3) affiliated or unaffiliated money market funds as part of "cash sweep" arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

Exchange Traded Funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor’s Depositary Receipts are ETFs that track the S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop Index.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

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The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or an order or rule issued by the SEC, the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Participations and Assignments

Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions (“Lenders”). Generally, the Funds invest in Loans by purchasing Loan participations (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties.

Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Loan Participations and assignments include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Borrower.

Limitations on Investments in Loan Participations and Assignments. Loan Participations and assignments may be illiquid. As a result, a Fund will invest no more than 15% of its net assets (10% for the Money Market Funds) in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it would have to assign such securities to a third party. Given that there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet a Fund’s liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for

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Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund’s securities and calculating its net asset value.

Miscellaneous Investment Strategies and Risks

Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see "Interfund Lending".

Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that a Fund's use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another JPMorgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

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A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another JPMorgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business

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at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;
•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;
•	dealer undertakings to make a market in the security; and
•	the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;
•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

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•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, certain of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOS and REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits

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(“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:
•	various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae");
•	government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); and
•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities.   Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities.   Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities.   Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates.   Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

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Freddie Mac REMIC Certificates.   Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates.   Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

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Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage Dollar Rolls. When a Fund enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Fund benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or
•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Fund's Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity.   SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS.   Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS.   POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics.   Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund's Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

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Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable mortgage rate loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of

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deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk.   There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity.   If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value.   The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

Prepayments.   Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics.   The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates

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rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations,

2.	obtaining funds for general operating expenses, and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

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3.	industrial parks;

4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

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There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;
2.	coupon rate;
3.	the financial condition of the issuer;
4.	general conditions of the municipal bond market;
5.	the size of a particular offering;
6.	the maturity of the obligations; and
7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

Tax Risk.   The Internal Revenue Code of 1986, as amended (the “Code”), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

As discussed in the prospectuses for certain Funds, the Supreme Court has agreed to hear an appeal of a state court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court affirms this holding, most states likely

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will revisit the way in which they treat the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court likely will hold oral arguments on this case in the fall of 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the tax consequences of your investment in the Funds.

Housing Authority Tax Risk.   The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;
•	the value of the bonds may be reduced;
•	you and other Shareholders may be subject to unanticipated tax liabilities;
•	a Fund may be required to sell the bonds at the reduced value;
•	it may be an event of default under the applicable mortgage;
•	the holder may be permitted to accelerate payment of the bond; and
•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk.   Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the SEC.

State and Federal Laws.   An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments.   Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation.   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

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Limitations on the Use of Municipal Securities. The Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance. A Fund may not use future contracts and options for speculation.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

The Funds have filed a 4.5 notice under the Commodity Exchange Act and are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire

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premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as

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defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts

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and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit.

A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

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REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;
•	infrequent or limited trading; and
•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser's credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy, and only if the agreement is fully collateralized by securities in which such Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

Certain Funds may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSROs. For these repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification. Other Funds may engage in repurchase agreement transactions that are collateralized by equity securities, debt securities, loan participations, or other securities including securities that are rated below investment grade or unrated securities of comparable quality.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal

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securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets.

Securities Lending

To generate additional income, certain Funds may lend up to 33  1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Typically, such collateral will consist of cash, but, to the extent permitted in the Securities Lending Agreement approved by the Board of Trustees, may include U.S. government securities or letters of credit. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund’s Prospectuses or SAI and the investment guidelines included in the Securities Lending Agreement. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. There are no limits on the number of borrowers the Fund may use and the Fund may lend securities to only one or a small group of borrowers. Loans are subject to termination by the Fund or the borrower at any time, and are therefore not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Fund’s Adviser will terminate a loan if the vote is considered material with respect to an investment.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short shale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

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Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (10% for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (10% for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

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Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), credit default swaps, interest rate caps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so.

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Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

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If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the

Part II - 42

full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund's assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

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Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

RISK MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Fund's Prospectus for information about whether the Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may

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be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. Except as otherwise noted in a Fund's Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address the tax consequences affecting any shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid—generally, taxable ordinary income and any excess of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c)

diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, that are limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below). In the

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case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (“QPTPs”) (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. Although income from QPTPs is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. A Fund’s investments in MLPs may qualify as QPTPs, or may be treated as “regular” partnerships, a “passive foreign investment company” or a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” and “regular” partnerships are discussed in greater detail below.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

Excise Tax on Regulated Investment Companies. If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions. The Funds anticipate distributing substantially all of their net investment income for each taxable year. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. For taxable years beginning on or

Part II - 46

before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, each Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (“PFIC”).

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is 95% or more of its "gross income", then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

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For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from real estate investment trusts REITs and PFICs will not qualify for the corporate dividends-received deduction.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

Sale or Redemption of Shares. The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning on or before December 31, 2010 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments. Certain investment and hedging activities of the Funds, including transactions in options, swaptions, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. Therefore, a Fund investing in such securities may be required to liquidate other

Part II - 48

investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies taxed as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. However, the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund's receipt of a non-liquidating cash distribution from an investment company taxed as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund's adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund's adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund's allocable share of "unrealized receivables" (including any accrued but untaxed market discount) exceeds the shareholder's share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will generally not constitute qualified dividend income.

Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion

Part II - 49

income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or taxable mortgage pools if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

A charitable remainder trust ("CRT"), as defined in section 664 of the Code that realizes unrelated business taxable income ("UBTI") for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under recent IRS guidance, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that indirectly invests in PFICs by virtue of the fund’s investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in the PFICs would

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decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investment in Other Funds. If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxed as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”) its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that each Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund in the shares of the underlying fund, but instead to be treated as receiving a dividend. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Foreign Shareholders. The Funds are not intended for foreign shareholders, except for shareholders of Class M Shares and except for such Funds that may be subsequently identified as being available for sale in Taiwan. If a beneficial holder who is a foreign shareholder (i.e., not a “U.S. person” within the meaning of the Code) has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at ordinary income tax rates.

Special tax rules apply to distributions that a "qualified investment entity" (a "QIE") pays to foreign shareholders that are attributable to gain from the QIE's sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a "U.S. real property holding corporation" (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interests in domestically-

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controlled RICs and REITs). Under the Code, a "U.S. real property holding corporation" is any corporation that holds (or held during the previous five-year period) "U.S. real property interests" ("USRPIs") (defined as U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations") with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period, and (ii) a regulated investment company’s interests in domestically controlled REITs and other regulated investment companies.

If a foreign shareholder has owned more than 5% of a class of shares of a Fund that is a QIE during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder, and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund that is a QIE, a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund will be required to withhold 30% (or a lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If a Fund that is a QIE makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or RIC that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund's percentage ownership of the "lower-tier" REIT or RIC.

Finally, foreign shareholders of a QIE are subject to certain “wash sale” rules to prevent foreign shareholders from avoiding the tax filing and payment obligations discussed in the previous paragraph. A foreign shareholder that disposes of stock of a regulated investment company during the 30-day period preceding a distribution that would have been treated as a USRPI Distribution and that acquires a substantially identical stock interest during the following 61 days must pay tax on an amount equal to the amount of the distribution that would have been taxed as a USRPI Distribution. This rule does not apply if the foreign shareholder actually receives the distribution in question, or if the stock was regularly traded on an established securities market within the U.S., provided that the investor did not own more than 5% of such stock at any time during the one-year period ending on the date of the distribution. These rules also apply in the case of "substitute dividend payments" (for example, on stock loans). In addition, the Treasury Department is authorized to promulgate regulations to apply these principles in the case of any other similar payments to prevent evasion of the new rules.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares are USRPIs or the Capital Gain Dividends are USRPI Distributions.

Foreign shareholders in the Fund should consult their tax advisors with respect to the potential application of the above rules.

Foreign Taxes. Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period

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surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Withholding Taxes. Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, distributions properly designated as exempt-interest dividends may be subject to backup withholding, as discussed above. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or, subject to certain limitations, a lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for tax years of the Funds beginning before January 1, 2008, each Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Short-term gains will not include gain from the sale of MLPs to the extent such gain is characterized as ordinary income under the Code’s recapture provisions. The Funds have not determined whether to make such designations. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). There is no guarantee that the exemption from withholding will be extended to tax years of the Funds beginning on or after January 1, 2008. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Exempt-Interest Dividends. Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular

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federal income tax on the amount of exempt-interest dividends received by them from a Fund but may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Shareholders are also advised to consult with their own tax advisors about state and local tax matters. The U.S. Supreme Court may take action and hold, either directly or indirectly, as unconstitutional the preferential tax treatment by many states of their bonds and of the bonds of their political subdivisions as compared to the treatment by these states of the bonds of other states. As a result, states may be required to treat the interest on its own bonds (and other obligations) held by a Fund as taxable income at the state and local levels. Such treatment may subject shareholders to increased state and local taxes and cause the market value of such bonds (and other obligations) to decline.

State and Local Tax Matters. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

Tax Shelter Reporting Regulations. If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

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TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).	136	None.

Roland R. Eppley, Jr. (1932); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	136	None.

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	136	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003 – present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	136

Director, Albert Einstein School of Medicine (1998 – present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	136	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	136	None.

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	136	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985– 2001).	136	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	136	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	136	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker- dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	136	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	136	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trusts since 2005; Trustee of Heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	136

Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (136 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 73 for all Trustees, except Mr. Eppley for whom it is age 75 and Mr. Reid for whom it is age 78. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

Standing Committees

The Board of Trustees has four standing committees: the Audit Committee, the Compliance Committee, the Governance Committee, and the Investments Committee.

The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the

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Funds' independent accountants; (ii) evaluate the independence of the Funds' independent accountants; (iii) oversee of the performance of the Funds' audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds' securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds' independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds' independent registered public accounting firm and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit and Valuation and Compliance Committee responsibilities, and transferred responsibility for oversight of the valuation of portfolio securities from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to the Valuation Sub-Committee, comprised of Messrs. Higgins and Ruebeck. When the Funds' valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-Committee acts in lieu of the full Board.

As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Funds' compliance with legal and regulatory and contractual requirements and the Funds' compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds' Chief Compliance Officer.

The members of the Governance Committee are Messrs, Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the JPMorgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds' Senior Officer, and approval of compensation for the Funds' Senior Officer and retention and compensation of the Senior Officer's staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Funds (except the Funds' independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is "independent" and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the JPMorgan Funds, with consideration being given to the person's business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluate nominees identified by the Governance Committee.

Each member of the Board, except Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. For the Money Market Funds and Alternative Products, the subcommittee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investments

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Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receive reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES - Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES - Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMT I, JPMT II, Undiscovered Managers Funds, JPMMFG, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee's deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES – Trustee Compensation” in Part I of this SAI.

OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison; previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.
**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP – Trustees and Officers” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM or JPMIA serves as investment adviser to the Funds, except for the U.S. Real Estate Fund. SC-R&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II. HCM serves as investment sub-adviser to the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIA or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS - Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS - Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

J.P. Morgan Investment Management Inc. JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the "JPMIM Advisory Agreements"). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned

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subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 245 Park Avenue, New York, NY 10167.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund, Short Term Bond Fund II and Growth Advantage Fund). The renewal of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2006.

The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it

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of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

JPMorgan Investment Advisors Inc. JPMIA serves as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the "JPMIA Advisory Agreement"). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

JPMIA represents a consolidation of the investment advisory staffs of a number of bank affiliates of the former Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including the applicable Trusts (formerly, The One Group and the Helmsman Funds) since 1985.

Subject to the supervision of a Trust’s Board of Trustees, JPMIA provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIA may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at their quarterly meeting held in August 2006.

The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIA, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIA a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIA. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Security Capital Research & Management, Incorporated (“SC-R&M”). Security Capital Research & Management (“SC-R&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SC-R&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SC-R&M is a direct, wholly-owned subsidiary of JPMIA.

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SC-R&M makes the investment decisions for the assets of the U.S. Real Estate Fund. SC-R&M also reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect until October 31, 2006 and thereafter will continue for successive twelve month periods if not terminated or approved at least annually by the Board. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The renewal of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2006.

The Real Estate Fund Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the Asia Equity Fund and one agreement with respect to the China Region Fund and India Fund (the JFIMI Sub-Advisory Agreements) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMAMH. JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund, and at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund.

The JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund provides that it will continue in effect until October 31, 2005 and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as

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defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund was approved by the Trust’s Board of Trustees at their quarterly meeting held in August 2006.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was initially approved by the Trust’s Board of Trustees at its quarterly meeting held in November 2006.

Each JFIMI Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC. HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is majority owned by J.P. Morgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM was founded by Henry Swieca and Glen Dubin. HCM has over 160 staff members including 62 investment and trading professionals in offices in New York, London and Hong Kong.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 1.25% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an "assignment" (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Statistical Market Neutral Fund, or its shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Statistical Market Neutral Fund or its shareholders, except in the case of HCM's willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed

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portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (the “JPMorgan SmartRetirement Funds”) and to the Investor Funds. The JPMorgan SmartRetirement Funds and the Investor Funds may invest in shares of the Funds (other than the JPMorgan SmartRetirement Funds and the Investor Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the JPMorgan SmartRetirement Funds and the Investor Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the JPMorgan SmartRetirement Funds and the Investor Funds among the Funds. Purchases and redemptions of Fund shares by a JPMorgan SmartRetirement Fund or an Investor Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by a JPMorgan SmartRetirement Fund or an Investor Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. In addition, the portfolio managers of the JPMorgan SmartRetirement Funds and the Investor Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures designed to manage the conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

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Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for at least two accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual, which processes each account’s transactions independent of those for the other accounts.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS – Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional

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investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may

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simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the United States. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. Under the Advisory Agreements and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

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Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries,

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general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy, to the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

Under JPMIM’s policy, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and enhance the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. Effective February 19, 2005, however, the Funds stopped participating in soft dollar arrangements for market data services and third-party research. However, the Funds continue to receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure.

In an effort to minimize the potential conflicts of interest, JPMIA does not enter into any “soft dollar” arrangements whereby a broker pays for services (such as Bloomberg, Reuters or Factset) on behalf of JPMIA. Although JPMIA does not have soft dollar arrangements for services as described above, JPMIA may continue to allocate brokerage transactions to brokers for their proprietary research. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process.

SC-R&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SC-R&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SC-R&M is active, namely in the case of real estate securities. In addition, SC-R&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the 1934 Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients – even if the brokerage commissions paid are higher than the lowest available – as long as (among

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certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES - Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES - Securities of Regular Broker-Dealers” in Part I of this SAI.

ADMINISTRATOR

JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the administrator to the JPMorgan SmartRetirement Funds pursuant to an agreement effective May 5, 2006 (the "SmartRetirement Administration Agreement"), between JPMT I, on behalf of the JPMorgan SmartRetirement Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Pursuant to the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SmartRetirement Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Funds’ Sub-administrator.

Unless sooner terminated, the Administration Agreement will continue in effect through October 31, 2006 and the SmartRetirement Administration Agreement will continue in effect through October 31, 2007. If not terminated, the Administration Agreement and the SmartRetirement Administration Agreement will continue thereafter automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SmartRetirement Administration Agreement or interested persons of any such party. The Administration Agreement and the SmartRetirement Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SmartRetirement Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administration Agreement and the SmartRetirement Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the

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JPMorgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the series of JPMorgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the JPMorgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “JPMorgan Funds Complex” includes most of the open-end investment companies in the JPMorgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the JPMorgan Funds Complex over $100 billion. For purposes of this paragraph, the “JPMorgan Funds Complex” includes most of the open-end investment companies in the JPMorgan Funds Complex including the series of the former One Group Mutual Funds.

With respect to the Investor Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds in the JPMorgan Funds Complex, 0.075% of the Investor Funds’ average daily net assets between $500 million and $1 billion and 0.05% of the Investor Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SmartRetirement Funds under the SmartRetirement Administration Agreement, but does receive fees for its services to the underlying funds.

For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR - Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR - Compensation paid to JPMDS” in Part I of this SAI.

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DISTRIBUTION PLAN

Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class M Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectus.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finder's fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B and Class C Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares maintained in a Fund by such broker-dealers' customers. Such payments on Class A Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

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Class M Shares. Short Term Bond Fund II Class M Shares pay a Distribution Fee of up to 0.35% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class M Shares of the Funds of up to 3.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.30% annualized of the average daily net asset value of Class M Shares maintained in the Short Term Bond Fund II by such broker-dealers’ customers up to $1 billion, and 0.35% of the daily net asset value excess of $1 billion.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

The Institutional Class Shares, Select Class Shares, R Class Shares, Ultra Shares, Premier Shares, Capital Shares and Agency Shares of the Funds have no Distribution Plan.

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily

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accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

The Distribution Plan, which was approved by the Board of Trustees on August 19, 2004, represents the combination, amendment and restatement of the existing distribution plans adopted under Rule 12b-1 under the 1940 Act by JPMMFG, JPMMFS and each Predecessor Trust with respect to the classes of Shares specified above.

Prior to February 19, 2005, the JPMT II Funds had adopted a Predecessor Distribution and Shareholder Services Plan with respect to Class A and the former Service Class (which were subsequently discontinued) shares and a Predecessor Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares (collectively, the “Predecessor Plans”). These Predecessor Plans were terminated effective February 19, 2005. During the fiscal year ended June 30, 2005, payments made for distribution and shareholder services under Rule 12b-1 up until February 18, 2005 were made under these Predecessor Plans.

For details of the Distribution fees that the Funds paid to or that were accrued by J.P. Morgan Fund Distributors, Inc., see “DISTRIBUTOR – Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33 1/3% of their assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, an affiliate of the Funds, serves as lending agent pursuant to a securities lending agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMorgan Chase Bank acting as agent for the Funds, loans securities to approved borrowers pursuant to approved Borrower Agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Securities Lending Agreement, JPMorgan Chase Bank is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. JPMorgan Chase Bank has voluntarily reduced its fees to (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively. The purpose of these fees is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated February 19, 2005 (the "JPMorgan Custody Agreement") JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SmartRetirement Funds and the Highbridge Statistical Market Neutral

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Fund. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of JPMIM.

With respect to the JPMorgan SmartRetirement Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SmartRetirement Funds, and JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, effective May 5, 2006 (the “SmartRetirement Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent for the JPMorgan SmartRetirement Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and expenses under the SmartRetirement Custody Agreement for custody and fund accounting are paid by JPMFM.

Pursuant to the Custody Agreement with Custodial Trust Company (“CTC”), 101 Carnegie Center, Princeton, NJ 08540, dated November 21, 2005, CTC serves as the Highbridge Statistical Market Neutral Fund’s custodian and is responsible for holding portfolio securities and cash.

Pursuant to the Fund Accounting Services Agreement with JPMIS, 73 Tremont St., Boston, MA 02108, dated November 30, 2005, JPMIS serves as the Highbridge Statistical Market Neutral Fund’s accounting agent and is responsible for maintaining the books of account and records of portfolio transactions. JPMIS is an affiliate of JPMIM.

CUSTODY FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SmartRetirement Funds and the Highbridge Statistical Market Neutral Fund) pays to JPMorgan Chase Bank safekeeping fees of between 0.001% and 0.60% of assets held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held), calculated monthly in arrears and fees between $7.00 and $150 for securities trades (depending on the foreign domicile in which the trade is settled). JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

For custodian services for the JPMorgan SmartRetirement Funds, JPMFM pays to JPMorgan Chase Bank a fee of between 0.0001% and 0.60% of assets held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held to the extent JPMorgan SmartRetirement Funds subsequently invest in foreign securities) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $7.00 and $150 for securities trades (depending on the foreign domicile in which the trade is settled to the extent JPMorgan SmartRetirement Fund subsequently invests in foreign securities). JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

For custodian services, the Highbridge Statistical Market Neutral Fund pays to CTC the higher of (a) a fee calculated at an annual rate of 0.04% of the first $50 million of the Fund’s average daily net assets, 0.02% of the next $150 million of the Fund’s average daily net assets, 0.01% of the next $800 million of the Fund’s average daily net assets and 0.005% of the Fund’s average daily net assets over $1 billion, or (b) the applicable per account minimum charge, $5,000. CTC is also reimbursed for its reasonable out-of-pocket or incidental expenses.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement, the SmartRetirement Custody Agreement and the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire JPMorgan Funds Complex (which shall be defined to include any 1940 Act fund, commingled funds or Rule 3c-7 fund which is advised or subadvised by an entity which is a subsidiary of JPMorgan & Co.) shall be used.

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Money Market Funds:

Tier One	First $5 BN	0.75 Bps
Tier Two	Next $5 BN	0.60 Bps
Tier Three	Next $25 BN	0.30 Bps
Tier Four	Over $35 BN	0.10 Bps

U.S. Fixed Income Funds:

Tier One	First $10 BN	0.90 Bps
Tier Two	Next $10 BN	0.50 Bps
Tier Three	Next $10 BN	0.35 Bps
Tier Four	Over $30 BN	0.20 Bps

U.S. Equity Funds:

Tier One	First $10 BN	0.85 Bps
Tier Two	Next $10 BN	0.50 Bps
Tier Three	Next $10 BN	0.35 Bps
Tier Four	Over $30 BN	0.25 Bps

International Funds:

Tier One	First $10 BN	2.00 Bps
Tier Two	Over $10 BN	1.75 Bps

Emerging Markets Funds:

Tier One	First $10 BN	3.00 Bps
Tier Two	Over $10 BN	2.00 Bps

Other Fees:

Minimums:
U.S. Equity Funds	$20,000
U.S. Fixed Income Funds	$20,000
Money Markets Funds	$10,000
International Funds	$25,000
Emerging Markets Funds	$40,000
Additional Share Classes	$2,000
Multi-Managed Funds (per manager)	$6,000

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of

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Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining Trust’s website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING - Shareholder Services Fees” in Part I of this SAI.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

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For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the JPMorgan Funds Privacy Policy provided with your Prospectus, and also available on the JPMorgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SmartRetirement Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SmartRetirement Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, JPMIA, SC-R&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

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FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

CASH COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS, JPMIA and JPMIM may compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS, JPMIA and JPMIM or their affiliates from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

Occasionally, JPMDS, JPMIA and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the

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entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”).

Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES – Other Cash Compensation” in Part I of this SAI.

Finders' Fees. Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds may receive a finder's fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

JPMIM, JPMIA, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES – Finders’ Fee Commissions” in Part I of this SAI.

For details of the finders’ fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES – Finders’ Fees Paid by Adviser and Distributor” in Part I of this SAI.

TRUST COUNSEL

The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948, is counsel to the Trusts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

An investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling JPMorgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account

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application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Enhanced Income Fund, (iv) JPMorgan Tax Aware Disciplined Equity Fund, (v) JPMorgan Tax Aware U.S. Equity Fund, (vi) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (ix) JPMorgan International Equity Fund, JPMorgan Tax Aware Large Cap Value Fund and JPMorgan Tax Aware Large Cap Growth Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the New York Stock Exchange is open for business or when a Money Market Fund elects to remain open when the New York Stock Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the New York Stock Exchange is open for trading or, for a Money Market Fund, the following day the Money Market Fund is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds' discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the JPMorgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the JPMorgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

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Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other JPMorgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Liquid Assets Money Market Fund) when:

(a)	trading on the New York Stock Exchange (the “Exchange”) is broadly restricted by the applicable rules and regulations of the SEC;
(b)	the Exchange is closed for other than customary weekend and holiday closing;
(c)	the SEC has by order permitted such suspension; or
(d)	the SEC has declared a market emergency.

Redemption Fees. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. However, shares of certain Funds identified as charging redemption fees in their Prospectuses and held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC.

The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective trust fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

This 2% discount, referred to in the above listed Funds’ Prospectuses and this SAI as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not economically benefit a Fund’s Adviser in any way. The above listed Funds reserve the right to modify the terms of or terminate this fee at any time.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),
2.	Shares purchased by mutual fund wrap fee programs,
3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,
4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,
5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund. Partial redemptions will still be subject to a redemption fee,
6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

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7.	Shares redeemed by balance forward qualified retirement plans,
8.	Shares redeemed by a “Fund of Funds” such as the Investor Funds or JPMorgan SmartRetirement Funds provided the “Fund of Funds” is registered under the Investment Company Act of 1940,
9.

Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,
11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and
12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. A Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee.

The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems shares to collect an applicable subminimum account fee. The redemption fee will not apply to shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

Applicability of Excessive Trading Limits and Redemption Fees to Investor Fund, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, and JPMorgan SmartRetirement Fund Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, and any future series designated as a JPMorgan SmartRetirement Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

Additional Information About Class B and Class C Shares. The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares of the Funds (excluding Class B Shares of the Short Duration Bond Fund, the Short Term Municipal Bond Fund, the Ultra Short

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Duration Bond Fund and the Treasury & Agency Fund, for which the applicable commission is 2.75%) and a commission of 1.00% of the offering price on sales of Class C Shares other than the Short Duration Bond Fund, the Short Term Municipal Bond Fund, and the Ultra Short Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays.

If an investor redeems Class C Shares then uses that money to buy Class C Shares of a JPMorgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period defined below.

Growth Advantage Fund. Holders of Class B Shares in the former JPMorgan H&Q IPO & Emerging Company Fund, the predecessor of the Growth Advantage Fund, who received Class B Shares in the Growth Advantage Fund as part of the reorganization of the Growth Advantage Fund and the predecessor fund on March 23, 2001 will generally pay a lower deferred sales charge on the shares received in the reorganization than on shares subsequently purchased. Class B Shares received in the reorganization will have the CDSC set forth in Column 3 below, while shares purchased after the reorganization or acquired in a subsequent purchase will have the CDSC set forth in Column 2 below. The Class B Shares purchased after the reorganization will cease to have a CDSC six years after a purchase (as opposed to five years for Class B Shares acquired in the reorganization). Those shares will convert to Class A Shares nine years after a purchase (as opposed to six years for Class B Shares acquired in the reorganization). In determining the sales charge on Class B Shares received as part of the reorganization, the holding period will refer back to when the Class B Shares of the predecessor fund were purchased, not when the Class B Shares of Growth Advantage Fund were received in the reorganization.

Contingent Deferred Sales Charge*

Years Held	Shares Received After Reorganization	Shares Received in Reorganization
1	5%	5%
2	4%	4%
3	3%	3%
4	3%	3%
5	2%	1%
6	1%	Convert to Class A shares
7	None	—
8	None	—
9	Convert to Class A shares	—

* Purchasers acquiring Class B Shares of the Growth Advantage Fund after the reorganization between the Fund and the predecessor fund will pay a CDSC as described in Column 2.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-

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rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act of 1934.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

The NAV of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Board that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities shall generally be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued.

For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

Swaps shall generally be valued by a Board approved independent or affiliated pricing service or at an evaluated price provided by a counterparty or third-party broker. Futures, options and other derivatives are valued on the basis of available market quotations.

Securities of open-end investment companies are valued at their respective NAVs.

Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by a Board approved independent or affiliated third party pricing services or broker/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will generally provide bid-side quotations. Emerging market debt securities, in accordance with the Funds’ pricing procedures, may be valued using market quotations provided by Emerging Markets Research, a pricing product supplied by JPMorgan Securities, Inc., an affiliate of the Funds’ Adviser. This product is supplied to other affiliated and non-affiliated entities for pricing purposes. All parties, including the Funds, are provided access to this product at no charge and the prices reflected are the same prices used to price the securities that comprise the JPMorgan Emerging Markets Bond Indices. Generally, short-term investments which mature in 60 days or less are valued at amortized cost if their original

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maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

The Money Market Funds’ portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviation, such as changing a Fund’s dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series,

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may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. Short Term Bond Fund II is a separate and distinct series of JPMMFG, and the Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of

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settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFG and JPMMFIT shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

MARYLAND CORPORATION

J.P. Morgan Fleming Mutual Fund Group, Inc. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”

The Declarations of Trust of JPMTI and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine, however the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

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Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are an open-end, management investment company organized as a Massachusetts business trust. The Short Term Bond

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Fund II represents a separate series of shares of beneficial interest of JPMMFG and the Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

The Declarations of Trust of JPMMFG and JPMMFIT permit the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of the Funds are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFG and JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFG and JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFG and JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFG and JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFG’s or JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon

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the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFG and JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 612,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to JPMorgan Funds Services or the JPMorgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a

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complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds.

The Funds’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. In addition to information on portfolio holdings, other fund statistical information may be found on the JPMorgan Funds’ website at www.jpmorganfunds.com.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2)

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Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIA, JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change the Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are

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still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.
•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.
•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•

With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•	The Adviser votes against proposals for a super-majority vote to approve a merger.
•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

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•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to Highbridge Statistical Market Neutral Fund’s portfolio securities. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

Introduction/General Principles. The Firm exercises voting authority over Client proxies with one important consideration in mind: to ensure that the Firm votes proxies in the best interests of Clients. The Firm will make copies of these proxy voting policies and procedures available upon request to Clients and, when the Client is a Fund, to the investors in that Fund. The Firm has engaged ISS to review and vote proxies on behalf of the Firm and its Clients. The Firm has instructed its prime brokers and custodians of Firm or Client securities to forward to ISS all proxies received in connection with securities of the Firm or its Clients held by such prime brokers or custodians. Firm personnel who receive a proxy statement will forward it to the Compliance Officer or her designee, who will forward it on to ISS. ISS is responsible for making sure proxies are voted in a timely manner. Any question with respect to voting in such situations should be referred to the Compliance Officer, or her designee. ISS determines how to vote proxies on behalf of the Firm and its Clients pursuant to predetermined guidelines and will post its proposed vote on its website. The firm has access to the ISS website and will be able to regularly review a record of the proxies and votes cast.

Voting by the Firm. The Head of Operations, together with the appropriate Portfolio Manager or Trader, may determine to vote a particular proxy in a manner differing from the proposed vote of ISS as displayed on the ISS website. Notice shall be given to the Compliance Officer, or her designee should the Head of Operations, together with the appropriate Portfolio Manager determine to vote a particular proxy in a manner different from the proposed vote of ISS. Neither the Compliance Officer nor the Head of Operations may alter an ISS proposed vote should the Portfolio Manager or the Firm have a material conflict of interest with the Client whose securities are the subject of the vote.

Resolving Conflicts of Interest. A material conflict of interest may arise if the Firm, the Portfolio Manager or a Supervised Person has a substantial business or personal relationship with the company that is the subject of the proxy or a proponent of a proxy proposal and the failure to vote in favor of management or the proponent could harm the Firm’s relationship with such persons. Should a Portfolio Manager or any other Supervised Person have a question as to whether a particular proxy vote would give rise to a material conflict of interest, the Portfolio Manager or Supervised Person should contact the Compliance Officer. The Compliance Officer will consult with the CFO, Head of Operations, Portfolio Managers and the other Firm personnel with knowledge of the potential conflict and determine whether a material conflict exists and resolve the conflict in the best interest of the Client. Material conflicts of interest between the Firm, its personnel and its Clients will be resolved as follows:

1. Where the conflict of interest is a conflict involving the Firm, the firm will abstain from changing the ISS vote determination on the website;

2. Where the conflict of interest is a personal conflict involving the Portfolio Manger, the

Portfolio Manger will abstain from the voting decision, and the HCM Compliance Officer, after consultation with the HCM CFO, will determine whether to vote the proxy or allow ISS to vote the proxy.

Confirming Independence of ISS. The Firm has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in

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connection with any proxy concerning a company for which it provides substantial services, or it otherwise has a relationship which would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s Clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the Compliance Officer, or her designee, or any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

Recordkeeping. The Firm must retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) a list of the proxy statements received and forwarded to ISS regarding Client securities; (iii) records of votes cast by ISS and the Firm on behalf of Clients; (iv) records of Client requests for proxy voting information; (vii) any records relating to the qualifications of ISS and how it addresses material conflicts of interest; and (vii) records relating to how the Firm addressed material conflicts of interest. The information should be retained by the HCM’s Head of Operations and copies should be sent to the HCM’s Compliance Officer, or her designee.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the JPMorgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” means the vote of (i) 67% or more of the Fund’s outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be tape-recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC,

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certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A-DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Rating Service (“S&P”)

A-1

Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2

Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3

Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate;

however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD	Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“+” or ”-”	may be appended to a rating to denote relative status within major rating categories.

‘PIF’	denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’	indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’

A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Moody’s Investors Service, Inc. (“Moody’s”)
Prime-1

Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)
R-1	Prime Credit Quality

R-2	Adequate Credit Quality

R-3	Speculative

D	Default

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

R-1 (high)

Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle)

Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)

Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high); R-2 (middle); R-2 (low)

Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high); R-3 (middle); R-3 (low)

Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

D

A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances

D

for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

A

These banks possess superior intrinsic financial strength. Typically they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B

These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C

These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D

Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E

Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in intermediate categories.

DESCRIPTION OF BOND RATINGS

S&P

Corporate and Municipal Bond Ratings

Investment Grade

AAA	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

Speculative Grade

Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C

The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1	The rating C1 is reserved for income bonds on which no interest is being paid.

D

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p:  The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*: Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r:  The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.	Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody’s

Long-Term Ratings: Bonds and Preferred Stock

Investment Grade

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:	Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Investment Grade

AAA

HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

DBRS

Bond and Long-Term Debt Rating Scale

The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

AAA

Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA

Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A

Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB

Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB

Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B

Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C

Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”, Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D

A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa

Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa

These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba

Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa

Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group — with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Short-Term Insurance Financial Strength Ratings

These ratings represent Moody’s opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

S&P

An insurer rated “BBB” or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	Extremely Strong financial security characteristics. “AAA” is the highest Insurer Financial Strength Rating assigned by Standard & Poor’s.

AA	Very Strong financial security characteristics, differing only slightly from those rated higher.

A	Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated “BB” or lower is regarded as having vulnerable characteristics that may outweigh its strengths. “BB” indicates the least degree of vulnerability within the range; “CC” the highest.

BB	Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	Not Rated, which implies no opinion about the insurer’s financial security.

Plus (+) or minus (-) Following ratings from “AA” to “CCC” show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

A Fitch insurer financial strength rating (“IFS rating”) provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch Ratings may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the ‘AA’ through ‘CCC’ categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of ‘BBB-’ and higher are considered to be “Secure”, and those of ‘BB+’ and lower are considered to be “Vulnerable”.

AAA

EXCEPTIONALLY STRONG. Insurers assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA

VERY STRONG. Insurers are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A

STRONG. Insurers are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB

GOOD. Insurers are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB

Moderately Weak. Insurers are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B

Weak. Insurers are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C

Very Weak. Insurers rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A ‘CC’ rating indicates that some form of insolvency or liquidity impairment appears probable. A ‘C’ rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D

Distressed. These ratings are assigned to insurers that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the ‘DDD’-’D’ range, those companies rated ‘DDD’ have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contract holders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated ‘DD’ show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated ‘D’ are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

“+” or “-“ may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘CCC’ category.

Short-Term Insurer Financial Strength Ratings

A Fitch Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of ‘F1’, ‘F2’ and ‘F3’ are considered to be “Secure”, while those of ‘B’ and below are viewed as “Vulnerable”.

F1

STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3

MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a ‘vulnerable’ rating category.

B	WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D	DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG	Speculative quality. Debt instruments in this category lack margins of protection.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

Moody’s

Because of the fundamental differences between preferred stocks and bonds, a variation of our familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa	Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a

Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the middle of the category.

Pfd-1

Preferred shares rated “Pfd-1” are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. “Pfd-1” generally corresponds with companies whose senior bonds are rated in the “AAA” or “AA” categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2

Preferred shares rated “Pfd-2” are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, “Pfd-2” ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3

Preferred shares rated “Pfd-3” are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. “Pfd-3” ratings generally correspond with companies whose senior bonds are rated in the higher end of the “BBB” category.

Pfd-4

Preferred shares rated “Pfd-4” are speculative, where the degree of protection afforded to dividends and principal is uncertain, Particularly during periods of economic adversity. Companies with preferred shares rated “Pfd-4” generally coincide with entities that have senior bond ratings ranging from the lower end of the “BBB” category through the “BB” category.

Pfd-5

Preferred shares rated “Pfd-5” are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The “Pfd-5” rating generally coincides with companies with senior bond ratings of “B” or lower. Preferred shares rated “Pfd-5” often have characteristics which, if not remedied, may lead to default.

“D”

A security rated D implies the issuer has either not met a scheduled dividend or principal payment or the issuer has made it clear it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.